UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02968-99

Name of Registrant: Vanguard Trustees’ Equity Fund

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2014 – April 30, 2015

Item 1: Reports to Shareholders

Semiannual Report | April 30, 2015

Vanguard Diversified Equity Fund

The mission continues

On May 1, 1975, Vanguard began operations, a fledgling company based on the simple but revolutionary idea that a mutual fund company should be managed solely in the interest of its investors.

Four decades later, that revolutionary spirit continues to animate the enterprise. Vanguard remains on a mission to give investors the best chance of investment success.

As we mark our 40th anniversary, we thank you for entrusting your assets to Vanguard and giving us the opportunity to help you reach your financial goals in the decades to come.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Fund Profile.	7
Performance Summary.	8
Financial Statements.	9
About Your Fund’s Expenses.	17
Trustees Approve Advisory Arrangement.	19
Glossary.	20

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Since our founding, Vanguard has drawn inspiration from the enterprise and valor demonstrated by British naval hero Horatio Nelson and his command at the Battle of the Nile in 1798. The photograph displays a replica of a merchant ship from the same era as Nelson’s flagship, the HMS Vanguard.

Your Fund’s Total Returns

Six Months Ended April 30, 2015
Total
Returns
Vanguard Diversified Equity Fund	5.81%
MSCI US Broad Market Index	4.83
Multi-Cap Core Funds Average	4.57
Multi-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Your Fund’s Performance at a Glance
October 31, 2014, Through April 30, 2015
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Diversified Equity Fund	$33.18	$33.50	$0.342	$1.235

1

Chairman’s Letter

Dear Shareholder,

Vanguard Diversified Equity Fund returned 5.81% for the six months ended April 30, 2015. It outpaced its benchmark, the MSCI US Broad Market Index, as well as the average return of its peers.

The Diversified Equity Fund is a “fund of funds” investing in eight underlying actively managed Vanguard stock funds. Together, these eight funds cover the style and capitalization spectrum, investing in growth and value stocks of small-, mid-, and large-capitalization companies.

Each of the underlying funds posted a positive result for the period, and more than half beat their benchmark indexes. All eight outperformed the average results of their peers.

U.S. stocks closed out higher despite fluctuating returns
U.S. stocks returned almost 5% for the six months, despite stretches of shakiness. In two of those months, stocks declined. In two others, they were virtually unchanged or gained less than 1%. February’s surge of almost 6%, the largest monthly gain since October 2011, lifted overall returns for the period.

The Federal Reserve’s careful approach to potentially raising short-term interest rates helped stocks along, as did monetary stimulus efforts by other nations’ central banks. These factors offset concerns that

2

ranged from Greece’s debt crisis to the negative effect of the strong U.S. dollar on the profits of U.S.-based multinational companies.

For U.S. investors, international stocks returned about 6%. Still, results were restrained by the dollar’s strength against many foreign currencies. Returns for the developed markets of the Pacific region, led by Japan, exceeded those of Europe and emerging markets. (You can read about Vanguard’s assessment of Japan’s economy in Japan: The Long Road Back to Inflation, available at vanguard.com/ research. This paper is part of the Global Macro Matters series produced by our economists.)

Stimulus policies and demand have driven up bond prices
Like equities, bonds have benefited from accommodative monetary policies from the world’s central banks. Investor demand for the perceived safety of fixed income assets has also boosted bond returns.

The broad U.S. taxable bond market returned 2.06% for the period, and the yield of the 10-year U.S. Treasury note ended April at 2.04%, down from 2.31% six months earlier. (Bond prices and yields move in opposite directions.)

International bond markets (as measured by the Barclays Global Aggregate Index ex USD) returned –4.83% as foreign currencies’ weakness relative to the

Market Barometer

			Total Returns
		Periods Ended April 30, 2015
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	4.75%	13.00%	14.47%
Russell 2000 Index (Small-caps)	4.65	9.71	12.73
Russell 3000 Index (Broad U.S. market)	4.74	12.74	14.33
FTSE All-World ex US Index (International)	6.00	3.53	6.40

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	2.06%	4.46%	4.12%
Barclays Municipal Bond Index (Broad tax-exempt market)	1.17	4.80	4.75
Citigroup Three-Month U.S. Treasury Bill Index	0.00	0.03	0.05

CPI
Consumer Price Index	-0.35%	-0.20%	1.65%

3

dollar affected results. For international bonds hedged to eliminate the effect of changes in currency exchange rates, returns were positive.

Returns of money market funds and savings accounts remained checked by the Fed’s target of 0%–0.25% for short-term interest rates.

Mid-sized companies trumped their smaller and larger peers
The Diversified Equity Fund’s performance over the six months reflected trends in the broad U.S. stock market. While all segments of the market produced gains, mid-caps outpaced both their smaller and larger counterparts, and growth stocks outperformed value. Given this backdrop, it’s not surprising that Vanguard Mid-Cap Growth Fund, which returned more than 9% for the period, was the strongest performer among the underlying funds. As its name suggests, the fund primarily holds stocks of mid-sized, growth-oriented companies—firms that the advisors believe have the opportunity for above-average growth in earnings and revenue.

Next in line was Vanguard Capital Value Fund, which focuses mostly on mid-cap value companies that the fund’s advisors believe to be currently underappreciated by the market. It returned just under 8%.

Vanguard U.S. Growth Fund, Vanguard Explorer™ Fund, and Vanguard Morgan™ Growth Fund each returned about 7%. All three funds are growth-oriented, but U.S. Growth focuses on larger-cap companies,

Expense Ratios
Your Fund Compared With Its Peer Group
	Acquired Fund Fees	Peer Group
	and Expenses	Average
Diversified Equity Fund	0.41%	1.21%

The acquired fund fees and expenses—drawn from the prospectus dated February 25, 2015—represent an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the ”acquired” funds) in which the Diversified Equity Fund invests. The Diversified Equity Fund does not charge any expenses or fees of its own. For the six months ended April 30, 2015, the annualized acquired fund fees and expenses were 0.41%. The peer-group expense ratio is derived from data provided by Lipper, a Thomson Reuters Company, and captures information through year-end 2014.

Peer group: Multi-Cap Core Funds.

4

Explorer favors smaller companies, and Morgan Growth holds stocks of both mid- and large-sized firms.

The underlying funds with a primary focus on large-cap value stocks produced the group’s lowest returns. Vanguard Windsor™ Fund returned more than 5%; Vanguard Growth and Income Fund returned a bit more than 4%, while Vanguard Windsor II Fund returned a bit less than 4%.

On a sector level, holdings in information technology, health care, and consumer discretionary added most to the underlying funds’ performance. Within technology, stocks of hardware and software companies produced strong results, boosted by the increasing use of mobile technology use across the United States and the globe.

In health care, mergers and acquisitions activity ran high as many biotechnology and pharmaceutical companies looked for opportunities to grow faster and become more efficient. New drugs moving closer to market also fueled investor interest. And improvements in the job market and growing consumer confidence translated into a good half year for consumer discretionary stocks.

At the other end of the spectrum, significant holdings in energy and financials stifled results for some of the more value-oriented funds in the group. Stocks in

Underlying Funds: Allocations and Returns
Six Months Ended April 30, 2015
	Percentage of
	Diversified Equity Fund
Vanguard Fund	Assets	Total Returns
Vanguard Growth and Income Fund Investor
Shares	20.1%	4.29%
Vanguard Windsor Fund Investor Shares	15.1	5.67
Vanguard Windsor II Fund Investor Shares	15.1	3.65
Vanguard Morgan Growth Fund Investor Shares	14.9	6.57
Vanguard U.S. Growth Fund Investor Shares	14.9	7.01
Vanguard Explorer Fund Investor Shares	9.9	6.70
Vanguard Capital Value Fund	5.0	7.95
Vanguard Mid-Cap Growth Fund	5.0	9.21
Combined	100.0%	5.81%

5

the energy sector declined along with the price of oil. And although the financial sector posted a modest positive result for the period, its performance lagged the broad market.

Promoting good corporate governance is one way we protect your interests
Our core purpose is “to take a stand for all investors, to treat them fairly, and to give them the best chance for investment success.” This involves more than offering smart investments, trustworthy guidance, and low fees. It also means working with the companies held by Vanguard funds to make sure that your interests remain paramount.

How do we meet that responsibility? As one of the world’s largest investment managers, we are making our voice heard in corporate boardrooms to promote the highest standards of stewardship. Our advocacy encompasses a range of corporate governance issues, including executive compensation and succession planning, board composition and effectiveness, oversight of strategy and risk, and communication with shareholders.

We also exert our influence in a very important way when Vanguard funds cast their proxy votes at companies’ shareholder meetings.

Most of these votes take place at this time of year, making it an appropriate time to remind you that we work hard to represent your best interests. Good governance, we believe, is essential for any company seeking to maximize its long-term returns to shareholders. You can learn more about our efforts at vanguard.com/ corporategovernance.

Thank you for your confidence in Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
May 12, 2015

6

Diversified Equity Fund

Fund Profile
As of April 30, 2015

Portfolio Characteristics
		MSCI US
		Broad Market
	Fund	Index
Number of Stocks	1,493	3,246
Median Market Cap	$46.9B	$50.1B
Price/Earnings Ratio	19.6x	21.1x
Price/Book Ratio	2.4x	2.8x
Return on Equity	17.3%	18.0%
Earnings Growth
Rate	12.4%	13.3%
Dividend Yield	1.9%	1.9%
Turnover Rate
(Annualized)	12%	—
Ticker Symbol	VDEQX	—
Acquired Fund Fees
and Expenses[1]	0.41%	—
30-Day SEC Yield	1.16%	—

Allocation to Underlying Vanguard Funds
Vanguard Growth and Income Fund
Investor Shares	20.1%
Vanguard Windsor Fund Investor Shares	15.1
Vanguard Windsor II Fund Investor Shares	15.1
Vanguard Morgan Growth Fund Investor
Shares	14.9
Vanguard U.S. Growth Fund Investor
Shares	14.9
Vanguard Explorer Fund Investor Shares	9.9
Vanguard Capital Value Fund	5.0
Vanguard Mid-Cap Growth Fund	5.0

Volatility Measures
MSCI US
Broad Market
Index
R-Squared	0.98
Beta	1.05

These measures show the degree and timing of the fund’s fluctuations compared with the index over 36 months.

Sector Diversification (% of equity exposure)

		MSCI US
		Broad Market
	Fund	Index
Consumer Discretionary	13.0%	13.2%
Consumer Staples	7.3	8.3
Energy	9.2	7.9
Financials	19.0	17.2
Health Care	16.8	14.2
Industrials	10.1	11.0
Information Technology	18.4	19.5
Materials	2.1	3.6
Telecommunication Services	2.0	2.1
Utilities	2.1	3.0
Fund percentages reflect holdings of underlying funds.

1 This figure—drawn from the prospectus dated February 25, 2015—represents an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the ”acquired” funds) in which the Diversified Equity Fund invests. The Diversified Equity Fund does not charge any expenses or fees of its own. For the six months ended April 30, 2015, the annualized acquired fund fees and expenses were 0.41%.

7

Diversified Equity Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): June 10, 2005, Through April 30, 2015

Diversified Equity Fund
MSCI US Broad Market Index

Note: For 2015, performance data reflect the six months ended April 30, 2015.

Average Annual Total Returns: Periods Ended March 31, 2015
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Since
	Date	Year	Years	Inception
Diversified Equity Fund	6/10/2005	12.31%	14.62%	8.11%

See Financial Highlights for dividend and capital gains information.

8

Diversified Equity Fund

Financial Statements (unaudited)

Statement of Net Assets
As of April 30, 2015

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Funds (100.0%)
Vanguard Growth and Income Fund Investor Shares	7,155,960	303,484
Vanguard Windsor Fund Investor Shares	10,383,348	229,057
Vanguard Windsor II Fund Investor Shares	6,037,702	228,769
Vanguard Morgan Growth Fund Investor Shares	8,569,241	226,742
Vanguard U.S. Growth Fund Investor Shares	7,250,868	226,517
Vanguard Explorer Fund Investor Shares	1,546,943	150,394
Vanguard Capital Value Fund	5,251,816	76,571
Vanguard Mid-Cap Growth Fund	2,952,300	75,195
Total Investment Companies (Cost $1,039,267)		1,516,729
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 0.121% (Cost $43)	42,732	43
Total Investments (100.0%) (Cost $1,039,310)		1,516,772
Other Assets and Liabilities (0.0%)
Other Assets		3,969
Liabilities		(3,311)
		658
Net Assets (100%)
Applicable to 45,294,125 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		1,517,430
Net Asset Value Per Share		$33.50

9

Diversified Equity Fund

At April 30, 2015, net assets consisted of:
Amount
($000)
Paid-in Capital	928,841
Undistributed Net Investment Income	—
Accumulated Net Realized Gains	111,127
Unrealized Appreciation (Depreciation)	477,462
Net Assets	1,517,430

• See Note A in Notes to Financial Statements.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.

10

Diversified Equity Fund

Statement of Operations

Six Months Ended
April 30, 2015
($000)
Investment Income
Income
Income Distributions Received	10,402
Net Investment Income—Note B	10,402
Realized Net Gain (Loss)
Capital Gain Distributions Received	116,870
Affiliated Investment Securities Sold	7,716
Realized Net Gain (Loss)	124,586
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(49,028)
Net Increase (Decrease) in Net Assets Resulting from Operations	85,960

See accompanying Notes, which are an integral part of the Financial Statements.

11

Diversified Equity Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2015	2014
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	10,402	15,308
Realized Net Gain (Loss)	124,586	55,848
Change in Unrealized Appreciation (Depreciation)	(49,028)	137,664
Net Increase (Decrease) in Net Assets Resulting from Operations	85,960	208,820
Distributions
Net Investment Income	(15,306)	(13,538)
Realized Capital Gain[1]	(55,272)	(18,179)
Total Distributions	(70,578)	(31,717)
Capital Share Transactions
Issued	71,599	167,215
Issued in Lieu of Cash Distributions	67,884	30,644
Redeemed	(150,780)	(281,229)
Net Increase (Decrease) from Capital Share Transactions	(11,297)	(83,370)
Total Increase (Decrease)	4,085	93,733
Net Assets
Beginning of Period	1,513,345	1,419,612
End of Period[2]	1,517,430	1,513,345

1 Includes fiscal 2015 and 2014 short-term gain distributions totaling $16,694,000 and $9,233,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
2 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $0 and $4,904,000.

See accompanying Notes, which are an integral part of the Financial Statements.

12

Diversified Equity Fund

Financial Highlights

Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2015	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$33.18	$29.43	$22.70	$20.34	$19.13	$16.43
Investment Operations
Net Investment Income	.235	.322[1]	.332	.262	.228	.206
Capital Gain Distributions Received	2.571	.848[1]	.131	.034	—	—
Net Realized and Unrealized Gain (Loss)
on Investments	(0.909)	3.243	6.626	2.310	1.192	2.686
Total from Investment Operations	1.897	4.413	7.089	2.606	1.420	2.892
Distributions
Dividends from Net Investment Income	(.342)	(.283)	(.344)	(.246)	(.210)	(.192)
Distributions from Realized Capital Gains	(1.235)	(.380)	(.015)	—	—	—
Total Distributions	(1.577)	(.663)	(.359)	(.246)	(.210)	(.192)
Net Asset Value, End of Period	$33.50	$33.18	$29.43	$22.70	$20.34	$19.13

Total Return [2]	5.81%	15.20%	31.70%	12.97%	7.42%	17.68%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,517	$1,513	$1,420	$1,173	$1,183	$1,250
Ratio of Total Expenses to
Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.41%	0.41%	0.40%	0.40%	0.41%	0.40%
Ratio of Net Investment Income to
Average Net Assets	1.10%	1.03%	1.27%	1.18%	1.09%	1.13%
Portfolio Turnover Rate	12%	5%	5%	3%	3%	3%

The expense ratio, acquired fund fees and expenses, net income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

13

Diversified Equity Fund

Notes to Financial Statements

Vanguard Diversified Equity Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in selected Vanguard actively managed U.S. stock funds. Financial statements and other information about each underlying fund are available on vanguard.com.

A. The following significant policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2011–2014), and for the period ended April 30, 2015, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Credit Facility: The fund and certain other funds managed by The Vanguard Group participate in a $3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at April 30, 2015, or at any time during the period then ended.

5. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes investment advisory, corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that the fund’s expenses may be reduced or eliminated to the extent of savings realized by the Vanguard funds by the operation of the fund. Accordingly, all incremental expenses for services provided by Vanguard and all other expenses incurred by the fund during the period ended April 30, 2015, were borne by the funds in which the fund invests. The fund’s trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

14

Diversified Equity Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At April 30, 2015, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

At April 30, 2015, the cost of investment securities for tax purposes was $1,039,310,000. Net unrealized appreciation of investment securities for tax purposes was $477,462,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

E. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	April 30, 2015	October 31, 2014
	Shares	Shares
	(000)	(000)
Issued	2,156	5,388
Issued in Lieu of Cash Distributions	2,068	1,008
Redeemed	(4,546)	(9,013)
Net Increase (Decrease) in Shares Outstanding	(322)	(2,617)

15

Diversified Equity Fund

F. Transactions during the period in affiliated underlying Vanguard funds were as follows:

			Current Period Transactions
	Oct. 31,		Proceeds			April 30,
	2014		from		Capital Gain	2015
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Capital Value Fund	73,795	11,071	5,897	868	7,412	76,571
Vanguard Explorer Fund	152,593	21,742	13,687	217	19,940	150,394
Vanguard Growth and
Income Fund	303,490	20,299	12,760	2,536	17,761	303,484
Vanguard Market Liquidity Fund	—	NA1	NA1	—	—	43
Vanguard Mid-Cap Growth Fund	76,163	13,833	12,588	106	8,827	75,195
Vanguard Morgan Growth Fund	227,461	25,136	16,312	1,523	22,521	226,742
Vanguard U.S. Growth Fund	227,730	17,771	17,127	1,353	15,919	226,517
Vanguard Windsor Fund	225,740	11,530	9,608	1,459	9,759	229,057
Vanguard Windsor II Fund	226,279	17,271	5,884	2,340	14,731	228,769
Total	1,513,251	138,653	93,863	10,402	116,870	1,516,772
1 Not applicable—purchases and sales are for temporary cash investment purposes.

G. Management has determined that no material events or transactions occurred subsequent to April 30, 2015, that would require recognition or disclosure in these financial statements.

16

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A typical fund’s expenses are expressed as a percentage of its average net assets. The Diversified Equity Fund has no direct expenses, but bears its proportionate share of the costs for the underlying funds in which it invests. These indirect expenses make up the acquired fund fees and expenses, also expressed as a percentage of average net assets.

The following examples are intended to help you understand the ongoing cost (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs were calculated using the acquired fund fees and expenses for the Diversified Equity Fund.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

17

Six Months Ended April 30, 2015
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Diversified Equity Fund	10/31/2014	4/30/2015	Period
Based on Actual Fund Return	$1,000.00	$1,058.14	$2.09
Based on Hypothetical 5% Yearly Return	1,000.00	1,022.76	2.06

The calculations are based on acquired fund fees and expenses charged by the underlying mutual funds in which the Diversified Equity Fund invests. The Diversified Equity Fund’s annualized expense figure for the period is 0.41%. The dollar amounts shown as ”Expenses Paid” are equal to the annualized average weighted expense ratio for the underlying funds multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

18

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Diversified Equity Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard). Vanguard’s Equity Investment Group—through its Equity Index Group—serves as the investment advisor for the fund. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services
The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than three decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance relative to a benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue. Information about the fund’s most recent performance can be found in the Performance Summary section of this report.

Cost
The board concluded that the fund’s acquired fund fees and expenses were well below the average expense ratio charged by funds in its peer group. The fund does not incur advisory expenses directly; however, the board noted that each of the underlying funds in which the fund invests has advisory expenses well below the relevant peer-group average. Information about the fund’s acquired fund fees and expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale
The board concluded that Vanguard’s at-cost arrangement with the fund and its underlying funds ensures that the fund will realize economies of scale as the assets of the underlying funds grow, with the cost to shareholders declining as the fund’s assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

19

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Acquired Fund Fees and Expenses. Funds that invest in other Vanguard funds incur no direct expenses, but they do bear proportionate shares of the operating, administrative, and advisory expenses of the underlying funds, and they must pay any fees charged by those funds. The figure for acquired fund fees and expenses represents a weighted average of these underlying costs. Acquired is a term that the Securities and Exchange Commission applies to any mutual fund whose shares are owned by another fund.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

20

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

21

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 178 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2] Principal
F. William McNabb III	Occupation(s) During the Past Five Years and Other
Born 1957. Trustee Since July 2009. Chairman of	Experience: Chairman and Chief Executive Officer
the Board. Principal Occupation(s) During the Past	(retired 2009) and President (2006–2008) of
Five Years and Other Experience: Chairman of the	Rohm and Haas Co. (chemicals); Director of Tyco
Board of The Vanguard Group, Inc., and of each of	International PLC (diversified manufacturing and
the investment companies served by The Vanguard	services), Hewlett-Packard Co. (electronic computer
Group, since January 2010; Director of The Vanguard	manufacturing), and Delphi Automotive PLC
Group since 2008; Chief Executive Officer and	(automotive components); Senior Advisor at New
President of The Vanguard Group, and of each of	Mountain Capital.
the investment companies served by The Vanguard
Group, since 2008; Director of Vanguard Marketing	Amy Gutmann
Corporation; Managing Director of The Vanguard	Born 1949. Trustee Since June 2006. Principal
Group (1995–2008).	Occupation(s) During the Past Five Years and
Other Experience: President of the University of
IndependentTrustees	Pennsylvania; Christopher H. Browne Distinguished
Professor of Political Science, School of Arts and
Emerson U. Fullwood	Sciences, and Professor of Communication, Annenberg
Born 1948. Trustee Since January 2008. Principal	School for Communication, with secondary faculty
Occupation(s) During the Past Five Years and	appointments in the Department of Philosophy, School
Other Experience: Executive Chief Staff and	of Arts and Sciences, and at the Graduate School of
Marketing Officer for North America and Corporate	Education, University of Pennsylvania; Trustee of the
Vice President (retired 2008) of Xerox Corporation	National Constitution Center; Chair of the Presidential
(document management products and services);	Commission for the Study of Bioethical Issues.
Executive in Residence and 2009–2010 Distinguished
Minett Professor at the Rochester Institute of	JoAnn Heffernan Heisen
Technology; Director of SPX Corporation (multi-industry	Born 1950. Trustee Since July 1998. Principal
manufacturing), the United Way of Rochester,	Occupation(s) During the Past Five Years and Other
Amerigroup Corporation (managed health care), the	Experience: Corporate Vice President and Chief
University of Rochester Medical Center, Monroe	Global Diversity Officer (retired 2008) and Member
Community College Foundation, and North Carolina	of the Executive Committee (1997–2008) of Johnson
A&T University.	& Johnson (pharmaceuticals/medical devices/
consumer products); Director of Skytop Lodge
Corporation (hotels), the University Medical Center
at Princeton, the Robert Wood Johnson Foundation,
and the Center for Talent Innovation; Member of
the Advisory Board of the Institute for Women’s
Leadership at Rutgers University.

F. Joseph Loughrey	Executive Officers
Born 1949. Trustee Since October 2009. Principal
Occupation(s) During the Past Five Years and Other	Glenn Booraem
Experience: President and Chief Operating Officer	Born 1967. Controller Since July 2010. Principal
(retired 2009) of Cummins Inc. (industrial machinery);	Occupation(s) During the Past Five Years and Other
Chairman of the Board of Hillenbrand, Inc. (specialized	Experience: Principal of The Vanguard Group, Inc.;
consumer services), and of Oxfam America; Director	Controller of each of the investment companies served
of SKF AB (industrial machinery), Hyster-Yale Materials	by The Vanguard Group; Assistant Controller of each of
Handling, Inc. (forklift trucks), the Lumina Foundation	the investment companies served by The Vanguard
for Education, and the V Foundation for Cancer	Group (2001–2010).
Research; Member of the Advisory Council for the
College of Arts and Letters and of the Advisory Board	Thomas J. Higgins
to the Kellogg Institute for International Studies, both	Born 1957. Chief Financial Officer Since September
at the University of Notre Dame.	2008. Principal Occupation(s) During the Past Five
Years and Other Experience: Principal of The Vanguard
Group, Inc.; Chief Financial Officer of each of the
Mark Loughridge	investment companies served by The Vanguard Group;
Born 1953. Trustee Since March 2012. Principal	Treasurer of each of the investment companies served
Occupation(s) During the Past Five Years and Other	by The Vanguard Group (1998–2008).
Experience: Senior Vice President and Chief Financial
Officer (retired 2013) at IBM (information technology
services); Fiduciary Member of IBM’s Retirement Plan	Kathryn J. Hyatt
Committee (2004–2013); Director of the Dow Chemical	Born 1955. Treasurer Since November 2008. Principal
Company; Member of the Council on Chicago Booth.	Occupation(s) During the Past Five Years and Other
Experience: Principal of The Vanguard Group, Inc.;
Scott C. Malpass	Treasurer of each of the investment companies served
Born 1962. Trustee Since March 2012. Principal	by The Vanguard Group; Assistant Treasurer of each of
Occupation(s) During the Past Five Years and Other	the investment companies served by The Vanguard
Experience: Chief Investment Officer and Vice	Group (1988–2008).
President at the University of Notre Dame; Assistant
Professor of Finance at the Mendoza College of	Heidi Stam
Business at Notre Dame; Member of the Notre Dame	Born 1956. Secretary Since July 2005. Principal
403(b) Investment Committee; Board Member of	Occupation(s) During the Past Five Years and Other
TIFF Advisory Services, Inc., and Catholic Investment	Experience: Managing Director of The Vanguard
Services, Inc. (investment advisors); Member of	Group, Inc.; General Counsel of The Vanguard Group;
the Investment Advisory Committee of Major	Secretary of The Vanguard Group and of each of the
League Baseball.	investment companies served by The Vanguard Group;
Director and Senior Vice President of Vanguard
André F. Perold	Marketing Corporation.
Born 1952. Trustee Since December 2004. Principal
Occupation(s) During the Past Five Years and Other	Vanguard Senior ManagementTeam
Experience: George Gund Professor of Finance and
Banking, Emeritus at the Harvard Business School	Mortimer J. Buckley	Chris D. McIsaac
(retired 2011); Chief Investment Officer and Managing	Kathleen C. Gubanich	Michael S. Miller
Partner of HighVista Strategies LLC (private investment	Paul A. Heller	James M. Norris
firm); Director of Rand Merchant Bank; Overseer of	Martha G. King	Glenn W. Reed
the Museum of Fine Arts Boston.	John T. Marcante

Peter F. Volanakis	Chairman Emeritus and Senior Advisor

Born 1955. Trustee Since July 2009. Principal	John J. Brennan
Occupation(s) During the Past Five Years and Other	Chairman, 1996–2009
Experience: President and Chief Operating Officer	Chief Executive Officer and President, 1996–2008
(retired 2010) of Corning Incorporated (communications
equipment); Trustee of Colby-Sawyer College;
Member of the Advisory Board of the Norris Cotton	Founder
Cancer Center and of the Advisory Board of the
Parthenon Group (strategy consulting).	John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing> 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2015 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q6082 062015

Semiannual Report | April 30, 2015

Vanguard Emerging Markets Select Stock Fund

The mission continues

On May 1, 1975, Vanguard began operations, a fledgling company based on the simple but revolutionary idea that a mutual fund company should be managed solely in the interest of its investors.

Four decades later, that revolutionary spirit continues to animate the enterprise. Vanguard remains on a mission to give investors the best chance of investment success.

As we mark our 40th anniversary, we thank you for entrusting your assets to Vanguard and giving us the opportunity to help you reach your financial goals in the decades to come.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Advisors’ Report.	7
Fund Profile.	12
Performance Summary.	14
Financial Statements.	15
About Your Fund’s Expenses.	29
Trustees Approve Advisory Arrangements.	31
Glossary.	33

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Since our founding, Vanguard has drawn inspiration from the enterprise and valor demonstrated by British naval hero Horatio Nelson and his command at the Battle of the Nile in 1798. The photograph displays a replica of a merchant ship from the same era as Nelson’s flagship, the HMS Vanguard.

Your Fund’s Total Returns

Six Months Ended April 30, 2015
Total
Returns
Vanguard Emerging Markets Select Stock Fund	1.85%
FTSE Emerging Index	3.98
Emerging Markets Funds Average	0.82
Emerging Markets Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Your Fund’s Performance at a Glance
October 31, 2014, Through April 30, 2015
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Emerging Markets Select Stock Fund	$20.13	$20.22	$0.255	$0.000

1

Chairman’s Letter

Dear Shareholder,

Emerging markets stocks advanced over the six months ended April 30, 2015, but finished a step behind those of developed markets. Among the forces that influenced global markets during the period were aggressive monetary stimulus and falling commodity prices. The former helped send Chinese stocks soaring, while the latter contributed to negative returns in Brazil and Mexico.

In this environment, Vanguard Emerging Markets Select Stock Fund returned 1.85%, outpacing the 0.82% average return of its peers. It lagged the 3.98% return of the FTSE Emerging Index, partly because its Chinese holdings didn’t rally as sharply as those in the benchmark.

Japan’s strong performance led international returns
For U.S. investors, international stocks returned about 6%, but results were restrained by the dollar’s strength against many foreign currencies. Returns for the developed markets of the Pacific region, led by Japan, exceeded those of many other markets. (You can read about Vanguard’s assessment of Japan’s economy in Japan: The Long Road Back to Inflation, available at vanguard.com/research. This is part of the Global Macro Matters series produced by our economists.)

During the period, the Bank of Japan and the European Central Bank pursued quantitative easing, buying bonds in order to hold down interest rates. These central

2

banks hope that their asset buying will spark what has been stubbornly slow economic growth in both Europe and Japan.

In the United States, the Federal Reserve’s careful approach to potentially raising short-term interest rates helped stocks along, as did the monetary stimulus efforts of other nations’ central banks. These factors offset concerns that ranged from Greece’s debt crisis to the negative effect of the strong U.S. dollar on the profits of U.S.-based multinational companies.

U.S. stocks returned almost 5% for the six months, despite stretches of shakiness. In two of those months, stocks declined. In two others, they were virtually unchanged or gained less than 1%. February’s surge of almost 6%, the largest monthly gain since October 2011, lifted overall results for the period.

Stimulus policies and demand have driven up bond prices
Like equities, bonds have benefited from accommodative monetary policies from many of the world’s central banks. Investor demand for the perceived safety of fixed income assets has also boosted bond returns.

The broad U.S. taxable bond market returned 2.06% for the period, and the yield of the 10-year U.S. Treasury note ended April at 2.04%, down from 2.31% six months earlier. (Bond prices and yields move in opposite directions.)

Market Barometer

			Total Returns
		Periods Ended April 30, 2015
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	4.75%	13.00%	14.47%
Russell 2000 Index (Small-caps)	4.65	9.71	12.73
Russell 3000 Index (Broad U.S. market)	4.74	12.74	14.33
FTSE All-World ex US Index (International)	6.00	3.53	6.40

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	2.06%	4.46%	4.12%
Barclays Municipal Bond Index (Broad tax-exempt market)	1.17	4.80	4.75
Citigroup Three-Month U.S. Treasury Bill Index	0.00	0.03	0.05

CPI
Consumer Price Index	-0.35%	-0.20%	1.65%

3

International bond markets (as measured by the Barclays Global Aggregate Index ex USD) returned –4.83% as foreign currencies’ weakness relative to the dollar affected results. For international bonds hedged to eliminate the effect of changes in currency exchange rates, returns were positive.

Returns of money market funds and savings accounts remained checked by the Fed’s target of 0%–0.25% for short-term interest rates.

In volatile emerging markets, a diversified approach is wise
Investing in emerging markets is not for the faint of heart. Steep highs and lows are a hallmark of emerging economies, and their stocks tend to be more volatile than those of developed markets. Although this could imply a potential for greater long-term returns, that possibility is accompanied by a higher degree of risk.

Your fund seeks to manage risk through diversification. It doesn’t invest exclusively in one country, or even one region. As of the end of the period, the Emerging Markets Select Stock Fund’s holdings spanned more than 30 countries, from Brazil to Taiwan. These investments are also spread among various industry sectors. (You can see details in the Fund Profile section on page 12.)

Expense Ratios
Your Fund Compared With Its Peer Group
		Peer Group
	Fund	Average
Emerging Markets Select Stock Fund	0.96%	1.57%

The fund expense ratio shown is from the prospectus dated February 25, 2015, and represents estimated costs for the current fiscal year. For the six months ended April 30, 2015, the fund’s annualized expense ratio was 0.93%. The peer-group expense ratio is derived from data provided by Lipper, a Thomson Reuters Company, and captures information through year-end 2014.

Peer group: Emerging Markets Funds.

4

Further enhancing the fund’s diversification is its management by four independent advisors, each of which uses a different approach to identify opportunities. Vanguard believes this multimanager arrangement can help smooth volatility.

That said, investing in emerging markets will always be marked by extreme ups and downs.

One of the most notable events in the past six months was a rally in Chinese stocks. China’s government injected liquidity into

International stocks—an opportunity for further diversification

International stocks led global stock markets out of the Great Recession in 2009. Since then, they’ve trailed the broad U.S. stock market in every year but one.

Despite the underperformance of the last several years, international stocks—which represent about half of the world’s market capitalization—can still help U.S.-based investors diversify their portfolios.

As the chart below shows, U.S. and international stocks have periodically swapped market leadership positions as differing market and economic forces caused their returns to vary.

Of course, the timing of these changes is impossible to predict.

Global diversification can help U.S. investors reduce their portfolio’s volatility over time by mitigating losses when domestic stocks do poorly and adding to returns when foreign stocks shine. (For more insight, see Global Equities: Balancing Home Bias and Diversification, available at vanguard.com/research.)

Trailing 12-month return differential between U.S. and non-U.S. stocks

Notes: U.S. equities are represented by MSCI USA Index; international equities are represented by MSCI World Index ex USA from 1970 through
1987 and MSCI All Country World Index ex USA thereafter. Data are from December 31, 1984, through December 31, 2014.
Sources: Vanguard, Thomson Reuters Datastream, and MSCI.

5

its slowing economy by cutting interest rates and lowering the reserve requirement ratio for financial institutions.

The fund’s Chinese holdings delivered a double-digit return but still lagged their counterparts in the FTSE Emerging Index. In both the fund and its benchmark, China has the largest weighting of any country and thus has a sizable effect on performance.

While Chinese stocks surged, shares in another major emerging market—Brazil—tumbled. Brazil struggled in both the fund and the index amid falling oil prices and a corruption scandal at the country’s major oil company. A bright spot for the fund was Taiwan, where shares of technology firms delivered outsized returns.

You can find more information about the Emerging Markets Select Stock Fund’s performance and positioning in the Advisors’ Report that follows this letter.

Promoting good corporate governance is one way we protect your interests
Our core purpose is “to take a stand for all investors, to treat them fairly, and to give them the best chance for investment success.” This means more than offering smart investments, trustworthy guidance, and low fees. It also means working with the companies held by Vanguard funds to make sure your interests remain paramount.

How do we meet that responsibility? As one of the world’s largest investment managers, we are making our voice heard in corporate boardrooms to promote the highest standards of stewardship. Our advocacy encompasses a range of corporate governance issues, including executive compensation and succession planning, board composition and effectiveness, oversight of strategy and risk, and communication with shareholders.

We also exert our influence in a very important way when Vanguard funds cast their proxy votes at companies’ shareholder meetings.

Most of these votes take place at this time of year, making it an appropriate time to remind you that we work hard to represent your best interests. Good governance, we believe, is essential for any company seeking to maximize its long-term returns to shareholders. You can learn more about our efforts at vanguard.com/corporategovernance.

Thank you for your confidence in Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
May 18, 2015

6

Advisors’ Report

For the six months ended April 30, 2015, Vanguard Emerging Markets Select Stock Fund returned 1.85%. The average return of its peers was 0.82%, and its benchmark, the FTSE Emerging Index, returned 3.98%.

The fund’s assets are divided among four independent investment advisors. The use of multiple advisors provides exposure to distinct yet complementary investment approaches, enhancing the diversification of your fund. It is not uncommon for different advisors to have different views about individual securities or the broader investment environment.

The advisors, the percentage of fund assets each manages, and brief descriptions of their investment strategies are presented in the accompanying table. The advisors have also prepared a discussion of the investment environment that existed during the fiscal half year and of how their portfolio positioning reflects this assessment. These comments were prepared on May 22, 2015.

Vanguard Emerging Markets Select Stock Fund Investment Advisors

Fund Assets Managed
Investment Advisor	%	$ Million	Investment Strategy
Wellington Management	25	78	Allocates the assets in its portion of the fund to a team
Company LLP			of global analysts who seek to add value through
			in-depth fundamental research and understanding of
			their industries. By covering the same companies over
			a period of many years, these investment professionals
			gain comprehensive insight to guide decisions for their
			subportfolios.
Pzena Investment Management,	24	73	Uses a deep-value approach that focuses on the most
LLC			undervalued companies based on price-to-normalized
			earnings. The firm believes that this value philosophy
			works well globally and is especially effective in
			emerging markets because of generally wider valuation
			spreads.
M&G Investment Management	23	72	Seeks to identify companies that can handle capital
Limited			with discipline, generate returns above the cost of
			capital, and stay focused on creating value. M&G
			attempts to take advantage of pricing deviations
			created by short-term investors.
Oaktree Capital Management, L.P.	23	72	Seeks to capture misevaluation of securities caused by
			investor behavior. Oaktree’s investment process is
			driven by bottom-up research, which includes
			extensive travel to meet company management and
			maintaining in-house models focused on deriving
			reliable cash-flow projections.
Cash Investments	5	13	These short-term reserves are invested by Vanguard in
			equity index products to simulate investment in stocks.
			Each advisor may also maintain a modest cash
			position.

7

Wellington Management Company LLP

Portfolio Managers:

Cheryl M. Duckworth, CFA,
Senior Managing Director and Associate Director, Global Industry Research

Mark Mandel, CFA,
Senior Managing Director and Director, Global Industry Research

Our portion of the fund focuses on bottom-up stock selection as the primary driver of performance while minimizing active industry bets.

Emerging-market equities rose in U.S. dollar terms for the six months as measured by the FTSE Emerging Index. Five of the ten sectors in the index posted positive returns. Industrials, information technology, and financials led; energy, consumer staples, and utilities were the weakest.

Our stock selection in eight sectors was helpful, and our choices in materials, information technology, and consumer staples drove relative performance.

Chinese materials conglomerate Fosun International, Russian commercial bank Sberbank, and South African financial services company Discovery Limited were the top relative contributors. Fosun International did well as the market favored its long-term migration to more asset-light businesses (such as health care, asset management, and insurance).

Sberbank experienced a difficult 2014 because of overall market volatility in Russia, but it had a good start to 2015. Results were bolstered by market reaction to bills passed by the Russian parliament that aim to add capital to the banking sector and improve the country’s liquidity. Discovery Limited, the dominant health administrator and life insurer in South Africa, achieved higher profitability and earnings growth.

Security selection in telecommunication services and industrials dampened the portfolio’s relative performance. Greek holdings Alpha Bank and Hellenic Telecommunications were among the top individual detractors. Shares of both companies lagged in tandem with the overall Greek equity market. Investors were concerned about the ability of the new government, led by the left-leaning anti austerity Syriza party, to negotiate successfully with the country’s “Troika” of creditors (the European Commission, European Central Bank, and International Monetary Fund).

We find Hellenic Telecom attractive in its category; the company has been cutting costs and normalizing its domestic business. These efforts are expected to lead to free-cash-flow stability and attractive valuation upside. We maintain a position in Alpha Bank because of its solid fundamentals but expect further volatility as negotiations continue over a European solution to the Greek debt crisis.

8

Not holding benchmark constituents Bank of China and Ping An Insurance Group also hurt relative performance. Our higher-quality holdings such as China Construction Bank and China Pacific Insurance did not keep up with the lower-quality names in the recent Hong Kong Stock Exchange rally. The surge was led by retail investors from mainland China, who bought Hong Kong-listed Chinese companies via the newly established Shanghai-Hong Kong Stock Connect program.

Pzena Investment Management, LLC

Portfolio Managers:

Caroline Cai, CFA, Principal

Allison Fisch, Principal

John P. Goetz, Managing Principal and Co-Chief Investment Officer

In the past six months, our portion of the fund was hurt by stock selection in financials and industrials and relatively heavy exposure to the worst-performing sector, energy.

Our industrial holdings detracted most, led by Randon, a Brazilian maker of trailers and truck parts. It declined substantially along with demand for trucks and trailers in a slow Brazilian economy. However, we expect an eventual recovery in demand, and the strength of the franchise gives us confidence in its long-term outlook.

Pacific Basin Shipping was also down, driven by unprecedented weakness in dry bulk freight prices. We believe these prices are unsustainable and should lift as growth in demand absorbs excess supply.

Brazilian energy giant Petrobras continued to suffer from the widening corruption probe and bribery charges that plagued it throughout last year. It also has a highly levered balance sheet as it heads into a period of massive capital spending.

Partly offsetting these losses were gains from our holdings in information technology, telecommunications, and utilities. China Power International Development, China Agri-Industries Holdings, and OTP Bank were the best individual contributors. By country, Brazil and South Africa detracted most, whereas our stocks in China did quite well.

During the period, we swapped our position in Hyundai Mipo Dockyard for one in Hyundai Heavy Industries in South Korean shipbuilding and trimmed Hon Hai Precision Industry when its valuation improved. We added Telefônica Brasil, a leader in a growing market with potential consolidation upside. We increased our stakes in Turkish banker Akbank after its recent weakness and in Compal Electronics because we believe that the current valuation does not reflect its improving fundamentals.

Investing in emerging markets remains challenging despite valuations that have become more attractive. We are wary of companies coming off a decade-long boom and stay focused on finding those whose valuations already reflect a high degree of pessimism despite prospects for recovery.

9

M&G Investment Management Limited

Portfolio Manager: Matthew Vaight, UKSIP

Speculation that China’s government would introduce further stimulus measures to counter the economic slowdown drove investor sentiment during the period. As China’s stock market surged, several of the fund’s Chinese holdings performed well, including insurer PICC Property & Casualty and China Unicom, the country’s second-largest mobile phone company.

The share price of Shanghai Electric, which makes power equipment, was also boosted by the government’s decision to build a new nuclear reactor. China Lesso Group Holdings, which makes drainage pipes, benefited from the government’s infrastructure investment plans.

The portfolio’s lack of shares in Chinese banks weighed on performance as they rallied. We have corporate governance concerns about these state-owned enterprises and believe they are not run with minority shareholders in mind.

In India, holdings in Axis Bank, a private-sector financial group, and mortgage lender Indiabulls Housing Finance were notable contributors, lifted by optimism about the government’s economic reforms.

In contrast, Russian companies O’Key Group, a hypermarket chain, and Sberbank, the country’s largest lender, detracted as falling oil prices and the conflict in Ukraine weakened the economy and dampened enthusiasm for Russian stocks. The drop in oil prices also hurt British oil services firm Petrofac. Elsewhere, Brasil Insurance continued to slide amid concerns about the success of its restructuring efforts.

We took advantage of share-price weakness prompted by the decline in oil prices to invest in Ezion Holdings, a Singapore-based oil services company. We also added Chicony Electronics, a technology manufacturer from Taiwan that is recycling capital away from its slowing, mature businesses to higher-growth areas such as integrated cameras.

We funded these purchases by selling our stakes in South Africa’s Standard Bank and in DP World, a Dubai-based ports operator, after a period of impressive gains. We also dropped developer Hang Lung Properties from the portfolio because of concerns about China’s property market.

Oaktree Capital Management, L.P.

Portfolio Managers:

Frank J. Carroll III,
Managing Director and Co-Head of Emerging Markets Equities

Timothy D. Jensen,
Managing Director and Co-Head of Emerging Markets Equities

Emerging markets experienced some volatile trading before generating a return of about 4% for the six months. This result masked a significant dispersion of returns at the country, sector, and stock levels.

10

Fortunately, China, the largest country in the benchmark, was also the most successful market and drove the index’s return. The strong dollar was a hindrance for much of the period, but currency weakness was not uniform. Most emerging markets recovered somewhat after the Federal Reserve’s March meeting, when it signaled that interest rate hikes would come later than expected.

The rapid collapse in the price of oil in late 2014 was unexpected and disruptive. Metals prices, led by iron ore, also fell dramatically, affecting Brazil, Chile, and several other economies. Panicky trading conditions in Russia and elsewhere dragged the index down into early January.

In recent months, commodity prices stabilized or bounced modestly, driving a partial recovery of commodity stocks, though they remain much lower than in recent years. Most Asian economies have benefited from these lower commodity prices, and Asian central banks have been easing monetary policy because of prevailing low inflation.

Our weak stock picking in China more than offset the benefit of our overweight allocation there. Selections in India, Taiwan, Brazil, and Turkey also hurt relative performance, but strong choices in South Africa, Indonesia, and Thailand helped. By sector, our information technology and consumer discretionary stocks detracted from relative performance, but our financial holdings were helpful.

At the end of the period, the portfolio was overweighted in Brazil, China, South Korea, Mexico, and Russia and underweighted in Taiwan, South Africa, Malaysia, and Poland.

11

Emerging Markets Select Stock Fund

Fund Profile
As of April 30, 2015

Portfolio Characteristics
			MSCI
			AC
		FTSE	World
		Emerging	Index
	Fund	Index	ex USA
Number of Stocks	272	938	1,829
Median Market Cap	$13.9B	$19.5B	$33.9B
Price/Earnings Ratio	15.4x	17.0x	19.1x
Price/Book Ratio	1.5x	1.9x	1.8x
Return on Equity	17.1%	18.1%	15.0%
Earnings Growth
Rate	11.7%	12.2%	10.4%
Dividend Yield	2.2%	2.6%	2.8%
Turnover Rate
(Annualized)	50%	—	—
Ticker Symbol	VMMSX	—	—
Expense Ratio[1]	0.96%	—	—
Short-Term Reserves	1.7%	—	—

Sector Diversification (% of equity exposure)
			MSCI
			AC
		FTSE	World
		Emerging	Index
	Fund	Index ex USA
Consumer Discretionary	11.7%	7.8%	11.6%
Consumer Staples	6.0	7.7	9.8
Energy	12.1	9.8	7.5
Financials	25.0	31.3	27.5
Health Care	1.9	2.6	8.9
Industrials	6.5	7.0	11.0
Information Technology	17.3	14.1	7.5
Materials	7.5	7.7	7.6
Telecommunication
Services	6.4	8.0	5.2
Utilities	5.6	4.0	3.4

Volatility Measures
		MSCI AC
	FTSE	World
	Emerging	Index
	Index	ex USA
R-Squared	0.96	0.83
Beta	1.03	1.10

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)

Taiwan Semiconductor
Manufacturing Co. Ltd.	Semiconductors	3.7%
Petroleo Brasileiro SA	Integrated Oil & Gas	2.0
Lukoil OAO	Integrated Oil & Gas	1.8
China Construction Bank
Corp.	Diversified Banks	1.6
Samsung Electronics Co. Technology
Ltd.	Hardware, Storage &
	Peripherals	1.5
Industrial & Commercial
Bank of China Ltd.	Diversified Banks	1.4
China Mobile Ltd.	Wireless
	Telecommunication
	Services	1.3
China Unicom Hong	Integrated
Kong Ltd.	Telecommunication
	Services	1.3
Compal Electronics Inc.	Technology
	Hardware, Storage &
	Peripherals	1.2
Tencent Holdings Ltd.	Internet Software &
	Services	1.1
Top Ten		16.9%

The holdings listed exclude any temporary cash investments and equity index products.

Allocation by Region (% of equity exposure)

82.2% Emerging Markets
10.5% Pacific
4.1% North America
3.2% Europe

1 The expense ratio shown is from the prospectus dated February 25, 2015, and represents estimated costs for the current fiscal year. For the six months ended April 30, 2015, the annualized expense ratio was 0.93%.

12

Emerging Markets Select Stock Fund

Market Diversification (% of equity exposure)
			MSCI AC
		FTSE	World
		Emerging	Index
	Fund	Index	ex USA
Europe
United Kingdom	1.4%	0.0%	14.4%
Other	1.8	0.0	31.8
Subtotal	3.2%	0.0%	46.2%
Pacific
South Korea	7.1%	0.0%	3.1%
Hong Kong	3.2	0.0	2.5
Other	0.2	0.0	21.9
Subtotal	10.5%	0.0%	27.5%
Emerging Markets
China	24.1%	28.7%	5.4%
Brazil	10.5	9.1	1.7
Taiwan	10.1	14.1	2.8
India	8.7	10.7	1.4
Russia	6.1	4.5	0.8
South Africa	5.4	9.4	1.7
Mexico	2.8	4.9	1.0
Thailand	2.5	2.6	0.4
Philippines	1.9	1.8	0.3
Turkey	1.5	1.6	0.3
Hungary	1.5	0.3	0.1
Indonesia	1.4	2.4	0.5
Malaysia	1.4	4.3	0.8
Other	4.3	5.6	0.8
Subtotal	82.2%	100.0%	18.0%
North America
United States	3.5%	0.0%	0.0%
Other	0.6	0.0	6.9
Subtotal	4.1%	0.0%	6.9%
Middle East	0.0%	0.0%	0.4%
Other	0.0%	0.0%	1.0%

13

Emerging Markets Select Stock Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): June 27, 2011, Through April 30, 2015

Emerging Markets Select Stock Fund
FTSE Emerging Index

Note: For 2015, performance data reflect the six months ended April 30, 2015.

Average Annual Total Returns: Periods Ended March 31, 2015
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Since
	Date	Year	Inception
Emerging Markets Select Stock Fund	6/27/2011	-4.51%	-0.86%

See Financial Highlights for dividend and capital gains information.

14

Emerging Markets Select Stock Fund

Financial Statements (unaudited)

Statement of Net Assets
As of April 30, 2015

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (93.8%)[1]
Bangladesh (0.1%)
	British American Tobacco
	Bangladesh Co. Ltd.	5,100	204

Brazil (9.6%)
*	Petroleo Brasileiro SA
	Preference Shares	971,471	4,208
	Ambev SA	489,809	3,079
*,^	Petroleo Brasileiro SA ADR	216,059	2,053
	Banco Bradesco SA
	Preference Shares	187,010	1,996
	Itau Unibanco
	Holding SA ADR	129,584	1,661
	MRV Engenharia
	e Participacoes SA	602,285	1,649
^	Telefonica Brasil SA ADR	98,429	1,616
	BRF SA ADR	70,992	1,524
	Vale SA Class B ADR	247,000	1,494
	BB Seguridade
	Participacoes SA	113,055	1,323
	Usinas Siderurgicas
	de Minas Gerais SA
	Preference Shares	624,900	1,238
	EDP - Energias do Brasil SA	223,722	850
*	B2W Cia Digital	87,551	795
	Cia Energetica de Minas
	Gerais ADR	160,718	791
	Randon Participacoes SA
	Preference Shares	533,218	708
	BM&FBovespa SA - Bolsa
	de Valores Mercadorias
	e Futuros	150,600	620
	Telefonica Brasil SA
	Preference Shares	35,700	593
	TOTVS SA	50,269	581
	Braskem SA
	Preference Shares	137,900	577

			Market
			Value•
		Shares	($000)
	Itau Unibanco Holding SA
	Preference Shares	41,177	527
	CETIP SA -
	Mercados Organizados	44,057	505
	Cyrela Brazil Realty
	SA Empreendimentos
	e Participacoes	103,470	403
*	Rumo Logistica Operadora
	Multimodal SA	619,602	267
	Raia Drogasil SA	22,300	253
	Brasil Insurance
	Participacoes e
	Administracao SA	276,200	170
*	Hypermarcas SA	24,100	159
	Localiza Rent a Car SA	6,630	77
			29,717
Canada (0.6%)
	First Quantum
	Minerals Ltd.	106,308	1,628
*	Ivanhoe Mines Ltd.	94,600	91
			1,719
Chile (0.1%)
	Banco Santander
	Chile ADR	18,743	409

China (22.8%)
	China Construction
	Bank Corp.	5,210,850	5,058
	Industrial & Commercial
	Bank of China Ltd.	5,011,380	4,347
	China Mobile Ltd.	276,500	3,949
*	China Unicom
	Hong Kong Ltd.	2,081,973	3,910
*	Tencent Holdings Ltd.	169,885	3,506
	Dongfeng Motor
	Group Co. Ltd.	2,043,000	3,394
	CNOOC Ltd.	1,857,400	3,167
	Greatview Aseptic
	Packaging Co. Ltd.	4,553,000	2,744

15

Emerging Markets Select Stock Fund

			Market
			Value•
		Shares	($000)
	China Power International
	Development Ltd.	3,891,600	2,509
	China Pacific Insurance
	Group Co. Ltd.	451,760	2,449
	PICC Property &
	Casualty Co. Ltd.	1,056,040	2,340
	China Overseas Land &
	Investment Ltd.	534,400	2,226
	China Resources Power
	Holdings Co. Ltd.	730,000	2,202
	Mindray Medical
	International Ltd. ADR	67,772	2,093
	China Shenhua
	Energy Co. Ltd.	769,000	1,997
	China Agri-Industries
	Holdings Ltd.	3,286,000	1,876
	Fosun International Ltd.	555,730	1,385
	Lenovo Group Ltd.	773,780	1,331
	China Lesso Group
	Holdings Ltd.	1,776,000	1,305
	ENN Energy Holdings Ltd.	180,600	1,300
	Baoxin Auto Group Ltd.	1,472,000	1,162
	China Life
	Insurance Co. Ltd.	233,000	1,131
	China Shineway
	Pharmaceutical
	Group Ltd.	657,000	1,117
	China Dongxiang
	Group Co. Ltd.	3,849,000	941
*	Luye Pharma Group Ltd.	725,104	930
	Guangdong Investment Ltd.	606,000	904
*	China Cinda Asset
	Management Co. Ltd.	1,517,500	901
	Kingboard Laminates
	Holdings Ltd.	1,627,625	835
	Haier Electronics
	Group Co. Ltd.	288,241	829
	Dah Chong Hong
	Holdings Ltd.	1,267,000	791
	Anhui Conch
	Cement Co. Ltd.	195,000	788
	PetroChina Co. Ltd.	586,000	756
*	GCL-Poly Energy
	Holdings Ltd.	2,464,000	745
	China Coal
	Energy Co. Ltd.	1,129,000	742
*,2	Tianhe Chemicals
	Group Ltd.	4,142,000	625
*	China Shipping
	Development Co. Ltd.	684,000	572
	Huadian Fuxin
	Energy Corp. Ltd.	978,000	526
	China Suntien Green
	Energy Corp. Ltd.	1,808,000	486

		Market
		Value•
	Shares	($000)
Shanghai Electric
Group Co. Ltd.	420,000	428
Sunny Optical Technology
Group Co. Ltd.	190,700	424
Sinopharm Group Co. Ltd.	72,800	346
* PAX Global Technology Ltd.	208,000	302
Hengan International
Group Co. Ltd.	21,500	265
MMG Ltd.	548,000	235
Longfor Properties Co. Ltd.	125,500	218
ANTA Sports Products Ltd.	69,000	152
Yashili International
Holdings Ltd.	335,000	115
Shandong Weigao Group
Medical Polymer Co. Ltd.	79,500	73
Far East Horizon Ltd.	15,000	16
		70,443
Czech Republic (0.8%)
CEZ AS	61,549	1,599
Komercni banka as	4,601	1,025
		2,624
Egypt (0.3%)
Commercial International
Bank Egypt SAE	136,645	989

Greece (0.7%)
Motor Oil Hellas Corinth
Refineries SA	107,540	942
* Hellenic
Telecommunications
Organization SA	87,844	798
* Alpha Bank AE	846,348	297
		2,037
Hong Kong (3.1%)
Pacific Basin
Shipping Ltd.	4,720,750	1,748
Texwinca Holdings Ltd.	1,493,000	1,448
Galaxy Entertainment
Group Ltd.	220,000	1,057
Stella International
Holdings Ltd.	368,000	995
AIA Group Ltd.	133,000	885
ASM Pacific
Technology Ltd.	76,500	854
Sands China Ltd.	160,050	652
China Mengniu
Dairy Co. Ltd.	128,277	650
AMVIG Holdings Ltd.	1,132,000	619
Towngas China Co. Ltd.	265,440	285
Trinity Ltd.	590,000	129
AAC Technologies
Holdings Inc.	23,200	122
		9,444

16

Emerging Markets Select Stock Fund

			Market
			Value•
		Shares	($000)
Hungary (1.4%)
	OTP Bank plc	148,197	3,277
*	Magyar Telekom
	Telecommunications plc	739,375	1,106
			4,383
India (8.1%)
*	Axis Bank Ltd.	280,188	2,501
	Reliance Industries Ltd.	170,338	2,310
	ICICI Bank Ltd. ADR	138,189	1,510
	CESC Ltd.	173,071	1,491
*	ICICI Bank Ltd.	269,138	1,406
	HCL Technologies Ltd.	83,800	1,161
	Indiabulls Housing
	Finance Ltd.	112,294	1,046
	NTPC Ltd.	421,575	996
	Tata Motors Ltd. ADR	22,700	935
*	JK Lakshmi Cement Ltd.	165,240	935
	Bharti Airtel Ltd.	153,240	918
	Hindalco Industries Ltd.	448,875	906
	IDFC Ltd.	323,659	853
*	State Bank of India	198,516	842
	Bharti Infratel Ltd.	128,996	814
	Coal India Ltd.	124,306	708
	Larsen & Toubro Ltd.	25,124	644
*	Bank of Baroda	197,875	526
	Marico Ltd.	79,988	505
	Tata Consultancy
	Services Ltd.	12,464	483
	Dr Reddy’s
	Laboratories Ltd. ADR	9,061	471
	Power Grid Corp. of
	India Ltd.	203,194	455
	Idea Cellular Ltd.	156,787	431
	GlaxoSmithKline
	Consumer Healthcare Ltd.	4,279	422
	NHPC Ltd.	1,277,800	397
	Punjab National Bank	154,375	387
	HDFC Bank Ltd. ADR	6,050	344
	Sun Pharmaceutical
	Industries Ltd.	23,056	340
	Alstom T&D India Ltd.	28,639	234
*	Grasim Industries Ltd. GDR	2,647	149
			25,120
Indonesia (1.2%)
	Bank Rakyat Indonesia
	Persero Tbk PT	1,152,200	1,029
*	Bank Tabungan Pensiunan
	Nasional Tbk PT	2,310,100	704
	Telekomunikasi Indonesia
	Persero Tbk PT	3,249,700	653
	Indofood CBP Sukses
	Makmur Tbk PT	508,500	516
	Matahari Department
	Store Tbk PT	184,400	248

			Market
			Value•
		Shares	($000)
*	Vale Indonesia Tbk PT	1,014,100	218
	Pakuwon Jati Tbk PT	4,467,500	150
*	Sumber Alfaria
	Trijaya Tbk PT	3,529,600	144
*	Nirvana Development
	Tbk PT	5,793,100	81
			3,743
Kenya (0.3%)
	Safaricom Ltd.	3,431,600	632
	Equity Group
	Holdings Ltd.	334,200	174
			806
Malaysia (1.1%)
	Genting Malaysia Bhd.	1,438,900	1,734
	AMMB Holdings Bhd.	647,700	1,176
	7-Eleven Malaysia
	Holdings Bhd.	499,400	233
	British American
	Tobacco Malaysia Bhd.	9,266	174
	Guinness Anchor Bhd.	21,600	89
			3,406
Mexico (2.4%)
*	Cemex SAB de CV ADR	145,956	1,404
*	Grupo Televisa SAB ADR	35,000	1,274
	Grupo Financiero Banorte
	SAB de CV	153,500	875
	Grupo Mexico SAB de
	CV Class B	281,600	869
	America Movil SAB de
	CV ADR	39,200	819
	Grupo Comercial
	Chedraui SA de CV	258,208	775
	Grupo Financiero
	Santander Mexico
	SAB de CV ADR	73,188	744
	Wal-Mart de Mexico
	SAB de CV	174,300	412
	Corp Inmobiliaria Vesta
	SAB de CV	156,400	293
			7,465
Netherlands (0.1%)
*	Cnova NV	36,359	205

Nigeria (0.1%)
	Zenith Bank plc	2,365,640	250

Other (1.4%)
3	Vanguard FTSE
	Emerging Markets ETF	99,625	4,371

Pakistan (0.3%)
	United Bank Ltd.	546,900	956

17

Emerging Markets Select Stock Fund

			Market
			Value•
		Shares	($000)
	Philippines (1.8%)
	Energy
	Development Corp.	8,513,693	1,544
	Universal Robina Corp.	315,550	1,539
	Metropolitan Bank &
	Trust Co.	676,093	1,409
	Robinsons Land Corp.	868,100	583
*	LT Group Inc.	848,100	283
	Puregold Price Club Inc.	113,200	101
			5,459
	Poland (0.8%)
	Cyfrowy Polsat SA	256,525	1,788
	Bank Pekao SA	10,806	562
			2,350
	Qatar (0.3%)
	Industries Qatar QSC	27,597	1,095

	Romania (0.1%)
*,2	Societatea Comerciala
	de Distributie si Furnizare
	a Energiei Elect- Electrica
	SA GDR	24,120	280

	Russia (5.7%)
	Lukoil OAO ADR XLON	95,711	4,896
	Gazprom OAO ADR	569,560	3,337
	Rosneft OAO GDR	294,750	1,454
	Magnit PJSC GDR	24,708	1,356
	Sberbank of Russia	646,964	964
	Moscow Exchange
	MICEX-RTS OAO	601,409	897
	Mobile TeleSystems
	OJSC ADR	65,498	791
	Lukoil OAO ADR	14,166	725
	Sberbank of Russia ADR	104,070	629
	PhosAgro OAO GDR	47,508	579
	Sberbank of Russia
	ADR XLON	86,264	512
	O’Key Group SA GDR	166,144	504
	Etalon Group Ltd. GDR	137,219	364
	MMC Norilsk Nickel
	OJSC ADR	17,427	328
*	Gazprom Neft OAO ADR	12,600	173
			17,509
	Singapore (0.2%)
	Ezion Holdings Ltd.	617,900	560
	Super Group Ltd.	113,100	127
			687
	South Africa (4.8%)
	Naspers Ltd.	20,399	3,200
	Sasol Ltd.	69,618	2,803
	Imperial Holdings Ltd.	135,633	2,271
	Barloworld Ltd.	200,054	1,596
	Discovery Ltd.	135,757	1,507

		Market
		Value•
	Shares	($000)
Reunert Ltd.	247,638	1,263
* AngloGold Ashanti
Ltd. ADR	48,900	554
Woolworths Holdings Ltd.	61,217	461
* Aveng Ltd.	511,216	459
Hyprop Investments Ltd.	23,742	245
Growthpoint
Properties Ltd.	102,919	241
Pick n Pay Stores Ltd.	24,295	116
* Adcock Ingram
Holdings Ltd.	20,745	92
		14,808
South Korea (6.3%)
Samsung Electronics
Co. Ltd.	3,524	4,623
Hyundai Motor Co.	15,936	2,501
SK Hynix Inc.	53,619	2,294
Hyundai Heavy
Industries Co. Ltd.	10,870	1,412
Kia Motors Corp.	29,289	1,350
POSCO	5,375	1,266
KB Financial Group Inc.	32,070	1,223
Hana Financial Group Inc.	41,280	1,215
Dongbu Insurance Co. Ltd.	22,240	1,130
LG Electronics Inc.	12,775	718
Doosan Corp.	5,207	603
Shinhan Financial
Group Co. Ltd.	12,650	524
LG Chem Ltd.	1,702	430
GS Holdings Corp.	4,103	192
		19,481
Spain (0.7%)
Prosegur Cia
de Seguridad SA	355,032	2,047

Sri Lanka (0.0%)
Ceylon Tobacco Co. plc	7,047	53

Switzerland (0.3%)
* Dufry AG	5,852	861

Taiwan (9.2%)
Taiwan Semiconductor
Manufacturing Co.
Ltd. ADR	251,050	6,136
Taiwan Semiconductor
Manufacturing Co. Ltd.	1,120,243	5,393
Compal Electronics Inc.	4,063,000	3,699
Hon Hai Precision
Industry Co. Ltd.	685,808	2,055
Delta Electronics Inc.	305,782	1,840
Teco Electric and
Machinery Co. Ltd.	1,436,000	1,394
Globalwafers Co. Ltd.	407,195	1,262

18

Emerging Markets Select Stock Fund

		Market
		Value•
	Shares	($000)
* eMemory Technology Inc.	80,300	907
Epistar Corp.	535,000	836
Yuanta Financial
Holding Co. Ltd.	1,393,513	810
Mega Financial
Holding Co. Ltd.	852,779	759
Airtac International Group	80,300	656
Largan Precision Co. Ltd.	4,080	409
Chicony Electronics Co. Ltd.	133,000	382
Catcher Technology Co. Ltd.	30,000	351
President Chain Store Corp.	44,000	326
Silergy Corp.	22,388	222
Hermes Microvision Inc.	3,000	211
PChome Online Inc.	11,611	196
King Yuan
Electronics Co. Ltd.	204,000	185
Advantech Co. Ltd.	15,988	132
Poya International Co. Ltd.	8,000	85
Eclat Textile Co. Ltd.	6,000	80
		28,326
Thailand (2.3%)
Bangkok Bank PCL	309,400	1,732
Krung Thai Bank PCL
(Foreign)	2,159,475	1,307
Total Access
Communication PCL	378,900	995
Airports of Thailand PCL	92,700	813
PTT Global Chemical
PCL (Local)	319,051	620
Precious Shipping PCL	1,259,049	518
Delta Electronics Thai
PCL (Foreign)	100,100	253
Hana Microelectronics
PCL (Foreign)	176,800	238
PTT Global Chemical
PCL (Foreign)	121,144	236
Robinson Department
Store PCL	152,800	216
Big C Supercenter PCL	14,200	95
		7,023
Turkey (1.4%)
Akbank TAS	398,300	1,160
* Tupras Turkiye Petrol
Rafinerileri AS	45,112	1,096
Coca-Cola Icecek AS	58,135	985
Turkiye Halk Bankasi AS	185,870	942
Ulker Biskuvi Sanayi AS	19,564	149
		4,332
United Arab Emirates (0.6%)
Union National Bank PJSC	872,012	1,620
Abu Dhabi Commercial
Bank PJSC	138,025	278
		1,898

			Market
			Value•
		Shares	($000)
United Kingdom (1.4%)
	Standard Chartered plc	125,884	2,063
	Petrofac Ltd.	101,371	1,353
*	Ophir Energy plc	306,536	669
*	Coca-Cola HBC AG	5,840	123
			4,208
United States (3.4%)
	Hollysys Automation
	Technologies Ltd.	85,407	1,876
*	Genpact Ltd.	73,386	1,604
	Southern Copper Corp.	46,520	1,516
*	Flextronics International Ltd.	102,750	1,184
*	Trina Solar Ltd. ADR	94,100	1,149
*	JD.com Inc. ADR	28,371	952
*	Yandex NV Class A	41,100	791
*	UTi Worldwide Inc.	82,215	742
*	Alibaba Group
	Holding Ltd. ADR	3,200	260
*	21Vianet Group Inc. ADR	12,135	250
*	Baidu Inc. ADR	732	147
*	Vipshop Holdings Ltd. ADR	4,418	125
			10,596
Total Common Stocks
(Cost $277,810)			289,304
Temporary Cash Investments (6.3%)[1]
Money Market Fund (6.2%)
[4,5]	Vanguard Market
	Liquidity Fund, 0.121%	19,022,233	19,022

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (0.1%)
[6,7]	Fannie Mae Discount
	Notes, 0.070%, 7/15/15	400	400
Total Temporary Cash Investments
(Cost $19,422)			19,422
Total Investments (100.1%)
(Cost $297,232)			308,726
Other Assets and Liabilities (-0.1%)
Other Assets			5,902
Liabilities[5]			(6,245)
			(343)
Net Assets (100%)
Applicable to 15,251,344 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)			308,383
Net Asset Value Per Share			$20.22

19

Emerging Markets Select Stock Fund

At April 30, 2015, net assets consisted of:
Amount
($000)
Paid-in Capital	299,749
Undistributed Net Investment Income	159
Accumulated Net Realized Losses	(3,746)
Unrealized Appreciation (Depreciation)
Investment Securities	11,494
Futures Contracts	734
Foreign Currencies	(7)
Net Assets	308,383

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,228,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 97.7% and 2.4%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2015, the aggregate value of these securities was $905,000, representing 0.3% of net assets.
3 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5 Includes $2,360,000 of collateral received for securities on loan.
6 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
7 Securities with a value of $400,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
See accompanying Notes, which are an integral part of the Financial Statements.

20

Emerging Markets Select Stock Fund

Statement of Operations

Six Months Ended
April 30, 2015
($000)
Investment Income
Income
Dividends[1,2]	2,111
Interest[2]	8
Securities Lending	2
Total Income	2,121
Expenses
Investment Advisory Fees—Note B
Base Fee	753
Performance Adjustment	—
The Vanguard Group—Note C
Management and Administrative	401
Marketing and Distribution	30
Custodian Fees	138
Shareholders’ Reports	2
Total Expenses	1,324
Net Investment Income	797
Realized Net Gain (Loss)
Investment Securities Sold[2]	(635)
Futures Contracts	(993)
Foreign Currencies	(40)
Realized Net Gain (Loss)	(1,668)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	4,301
Futures Contracts	1,233
Foreign Currencies	2
Change in Unrealized Appreciation (Depreciation)	5,536
Net Increase (Decrease) in Net Assets Resulting from Operations	4,665

1 Dividends are net of foreign withholding taxes of $178,000.
2 Dividend income, interest income, and realized net gain (loss) from affiliated companies of the fund were $20,000, $8,000, and ($118,000), respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

21

Emerging Markets Select Stock Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2015	2014
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	797	4,242
Realized Net Gain (Loss)	(1,668)	1,726
Change in Unrealized Appreciation (Depreciation)	5,536	(7,367)
Net Increase (Decrease) in Net Assets Resulting from Operations	4,665	(1,399)
Distributions
Net Investment Income	(3,870)	(3,195)
Realized Capital Gain	—	—
Total Distributions	(3,870)	(3,195)
Capital Share Transactions
Issued	40,316	165,556
Issued in Lieu of Cash Distributions	3,672	3,031
Redeemed	(47,414)	(75,525)
Net Increase (Decrease) from Capital Share Transactions	(3,426)	93,062
Total Increase (Decrease)	(2,631)	88,468
Net Assets
Beginning of Period	311,014	222,546
End of Period[1]	308,383	311,014

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $159,000 and $3,339,000.

See accompanying Notes, which are an integral part of the Financial Statements.

22

Emerging Markets Select Stock Fund

Financial Highlights

	Six Months				June 14,
	Ended				2011[1] to
	April 30,			Year Ended October 31,	Oct. 31,
For a Share Outstanding Throughout Each Period	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$20.13	$20.37	$18.73	$17.69	$20.00
Investment Operations
Net Investment Income	. 056	. 264	. 303 [2]	.302[2]	.079 [2]
Net Realized and Unrealized Gain (Loss)
on Investments [3]	.289	(.242)	1.567	.764	(2.389)
Total from Investment Operations	.345	.022	1.870	1.066	(2.310)
Distributions
Dividends from Net Investment Income	(. 255)	(. 262)	(. 230)	(. 026)	—
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(. 255)	(. 262)	(. 230)	(. 026)	—
Net Asset Value, End of Period	$20.22	$20.13	$20.37	$18.73	$17.69

Total Return[4]	1.85%	0.15%	10.04%	6.04%	-11.55%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$308	$311	$223	$110	$48
Ratio of Total Expenses to Average Net Assets[5]	0.93%	0.96%	0.94%	0.92%	0.89%[6]
Ratio of Net Investment Income to
Average Net Assets	0.56%	1.53%	1.55%	1.66%	1.09%[6]
Portfolio Turnover Rate	50%	54%	54%	93%	18%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Subscription period for the fund was June 14, 2011, to June 27, 2011, during which time all assets were held in money market instruments. Performance measurement began June 27, 2011, at a net asset value of $20.00.
2 Calculated based on average shares outstanding.
3 Includes increases from redemption fees of $.00, $.00, $.00, $.00, and $.01. Effective May 23, 2012, the redemption fee was eliminated.
4 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
5 Includes performance-based investment advisory fee increases (decreases) of 0.00%, 0.04%, 0.02%, 0.01%, and 0.00%.
6 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

23

Emerging Markets Select Stock Fund

Notes to Financial Statements

Vanguard Emerging Markets Select Stock Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of United States corporations.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

24

Emerging Markets Select Stock Fund

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended April 30, 2015, the fund’s average investments in long and short futures contracts represented 3% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2011–2014), and for the period ended April 30, 2015, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group participate in a $3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at April 30, 2015, or at any time during the period then ended.

25

Emerging Markets Select Stock Fund

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Wellington Management Company LLP, Pzena Investment Management, LLC, Oaktree Capital Management, L.P., and M&G Investment Management Limited each provide investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fees of Wellington Management Company LLP, Pzena Investment Management, LLC, Oaktree Capital Management, L.P., and M&G Investment Management Limited are subject to quarterly adjustments based on the fund’s performance for the preceding three years relative to the MSCI Emerging Markets Index for the periods prior to August 1, 2013, and to the current benchmark, FTSE Emerging Index, beginning August 1, 2013. The benchmark change will be fully phased in by July 2016.

The Vanguard Group manages the cash reserves of the fund on an at-cost basis.

For the six months ended April 30, 2015, the aggregate investment advisory fee represented an effective annual basic rate of 0.53% of the fund’s average net assets, with no net increase or decrease based on performance.

C. The Vanguard Group furnishes at cost corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund based on methods approved by the board of trustees. The fund has committed to invest up to 0.40% of its net assets in Vanguard. At April 30, 2015, the fund had contributed capital of $26,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.01% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

D. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

26

Emerging Markets Select Stock Fund

The following table summarizes the market value of the fund’s investments as of April 30, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North America and South America	49,906	—	—
Common Stocks—Other	18,039	220,454	905
Temporary Cash Investments	19,022	400	—
Futures Contracts—Liabilities[1]	(191)	—	—
Total	86,776	220,854	905
1 Represents variation margin on the last day of the reporting period.

Securities in certain countries may transfer between Level 1 and Level 2 because of differences in stock market closure times that may result from transitions between standard and daylight saving time in those countries and the United States. Based on values on the date of transfer, securities valued at $16,767,000 based on Level 1 inputs were transferred from Level 2 during the fiscal period.

E. At April 30, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
MSCI Emerging Markets Index	June 2015	230	11,945	734

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

F. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2014, the fund had available capital losses totaling $1,890,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2015; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At April 30, 2015, the cost of investment securities for tax purposes was $297,304,000. Net unrealized appreciation of investment securities for tax purposes was $11,422,000, consisting of unrealized gains of $42,775,000 on securities that had risen in value since their purchase and $31,353,000 in unrealized losses on securities that had fallen in value since their purchase.

27

Emerging Markets Select Stock Fund

G. During the six months ended April 30, 2015, the fund purchased $69,425,000 of investment securities and sold $78,831,000 of investment securities, other than temporary cash investments.

H. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	April 30, 2015	October 31, 2014
	Shares	Shares
	(000)	(000)
Issued	2,120	8,163
Issued in Lieu of Cash Distributions	201	156
Redeemed	(2,520)	(3,793)
Net Increase (Decrease) in Shares Outstanding	(199)	4,526

I. Management has determined that no material events or transactions occurred subsequent to April 30, 2015, that would require recognition or disclosure in these financial statements.

28

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

29

Six Months Ended April 30, 2015
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Emerging Markets Select Stock Fund	10/31/2014	4/30/2015	Period
Based on Actual Fund Return	$1,000.00	$1,018.47	$4.65
Based on Hypothetical 5% Yearly Return	1,000.00	1,020.18	4.66

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratio for that period is 0.93%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

30

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard Emerging Markets Select Stock Fund has renewed the fund’s investment advisory arrangements with M&G Investment Management Limited (M&G), Oaktree Capital Management, L.P. (Oaktree), Pzena Investment Management, LLC (Pzena), and Wellington Management Company LLP (Wellington Management). The board determined that renewing the fund’s advisory arrangements was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of each advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services
The board reviewed the quality of the fund’s investment management since its inception in 2011, and took into account the organizational depth and stability of each advisor. The board considered the following:

M&G. Founded in 1931, M&G is an investment management firm offering a broad range of investment products. M&G employs a long-term, bottom-up approach to portfolio management that seeks to identify companies that can handle capital with discipline, generate returns above the cost of capital, and stay focused on creating value. M&G’s long-term view attempts to take advantage of pricing deviations created by short-term investors. The advisor seeks diversification across four areas in which investors tend to misprice returns: external change, internal change, asset growth, and quality. M&G has advised a portion of the fund since the fund’s inception.

Oaktree. Founded in 1995, Oaktree is an investment advisory firm that focuses on certain specialized investment areas, including emerging markets. The portfolio managers each have over 20 years of investment experience and are supported by an analyst team focused only on emerging markets equity investing. The team conducts fundamental research on companies with strong cash flow generation and attractive returns on capital, seeking to purchase these companies at favorable valuations. The team emphasizes developing in-depth industry knowledge by traveling extensively to meet with company management. Oaktree has advised a portion of the fund since the fund’s inception.

Pzena. Founded in 1995, Pzena is an independent investment management firm that uses a classic value investment strategy in a range of domestic and international portfolios. The firm employs in-depth fundamental research to identify companies that are temporarily underperforming their long-term earnings power. Companies are purchased when Pzena judges that: (1) the company’s problems are temporary; (2) management has a viable strategy to generate earnings recovery; and (3) there is meaningful downside protection in case the earnings recovery does not materialize. Pzena has advised a portion of the fund since the fund’s inception.

Wellington Management. Founded in 1928, Wellington Management is among the nation’s oldest and most respected institutional investment managers. The portfolio managers allocate the assets in its portion of the fund to a team of investment professionals who are primarily global industry analysts (GIAs). The relative size of each analyst’s subportfolio is roughly proportional to the weight of the analyst’s coverage universe in the fund’s benchmark. This structure is designed to enable the GIAs to add value through in-depth fundamental research and understanding of their industries. Wellington Management has advised a portion of the fund since the fund’s inception.

31

The board concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.

Investment performance
The board considered the performance of the fund and each advisor since the fund’s inception, including any periods of outperformance or underperformance relative to a benchmark index and peer group. The board concluded that the performance was such that the advisory arrangements should continue. Information about the fund’s most recent performance can be found in the Performance Summary section of this report.

Cost
The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also well below the peer-group average. Information about the fund’s expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section, which also includes information about the fund’s advisory fee rate.

The board did not consider profitability of M&G, Oaktree, Pzena, or Wellington Management in determining whether to approve the advisory fees, because the firms are independent of Vanguard, and the advisory fees are the result of arm’s-length negotiations.

The benefit of economies of scale
The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the advisory fee schedules for M&G, Oaktree, Pzena, and Wellington Management. The breakpoints reduce the effective rate of the fees as the fund’s assets managed by each advisor increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

32

Glossary

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

33

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 178 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2] Principal
F. William McNabb III	Occupation(s) During the Past Five Years and Other
Born 1957. Trustee Since July 2009. Chairman of	Experience: Chairman and Chief Executive Officer
the Board. Principal Occupation(s) During the Past	(retired 2009) and President (2006–2008) of
Five Years and Other Experience: Chairman of the	Rohm and Haas Co. (chemicals); Director of Tyco
Board of The Vanguard Group, Inc., and of each of	International PLC (diversified manufacturing and
the investment companies served by The Vanguard	services), Hewlett-Packard Co. (electronic computer
Group, since January 2010; Director of The Vanguard	manufacturing), and Delphi Automotive PLC
Group since 2008; Chief Executive Officer and	(automotive components); Senior Advisor at New
President of The Vanguard Group, and of each of	Mountain Capital.
the investment companies served by The Vanguard
Group, since 2008; Director of Vanguard Marketing	Amy Gutmann
Corporation; Managing Director of The Vanguard	Born 1949. Trustee Since June 2006. Principal
Group (1995–2008).	Occupation(s) During the Past Five Years and
Other Experience: President of the University of
Pennsylvania; Christopher H. Browne Distinguished
IndependentTrustees	Professor of Political Science, School of Arts and
Sciences, and Professor of Communication, Annenberg
Emerson U. Fullwood	School for Communication, with secondary faculty
Born 1948. Trustee Since January 2008. Principal	appointments in the Department of Philosophy, School
Occupation(s) During the Past Five Years and	of Arts and Sciences, and at the Graduate School of
Other Experience: Executive Chief Staff and	Education, University of Pennsylvania; Trustee of the
Marketing Officer for North America and Corporate	National Constitution Center; Chair of the Presidential
Vice President (retired 2008) of Xerox Corporation	Commission for the Study of Bioethical Issues.
(document management products and services);
Executive in Residence and 2009–2010 Distinguished
Minett Professor at the Rochester Institute of	JoAnn Heffernan Heisen
Technology; Director of SPX Corporation (multi-industry	Born 1950. Trustee Since July 1998. Principal
manufacturing), the United Way of Rochester,	Occupation(s) During the Past Five Years and Other
Amerigroup Corporation (managed health care), the	Experience: Corporate Vice President and Chief
University of Rochester Medical Center, Monroe	Global Diversity Officer (retired 2008) and Member
Community College Foundation, and North Carolina	of the Executive Committee (1997–2008) of Johnson
A&T University.	& Johnson (pharmaceuticals/medical devices/
consumer products); Director of Skytop Lodge
Corporation (hotels), the University Medical Center
at Princeton, the Robert Wood Johnson Foundation,
and the Center for Talent Innovation; Member of
the Advisory Board of the Institute for Women’s
Leadership at Rutgers University.

F. Joseph Loughrey	Executive Officers
Born 1949. Trustee Since October 2009. Principal
Occupation(s) During the Past Five Years and Other	Glenn Booraem
Experience: President and Chief Operating Officer	Born 1967. Controller Since July 2010. Principal
(retired 2009) of Cummins Inc. (industrial machinery);	Occupation(s) During the Past Five Years and Other
Chairman of the Board of Hillenbrand, Inc. (specialized	Experience: Principal of The Vanguard Group, Inc.;
consumer services), and of Oxfam America; Director	Controller of each of the investment companies served
of SKF AB (industrial machinery), Hyster-Yale Materials	by The Vanguard Group; Assistant Controller of each of
Handling, Inc. (forklift trucks), the Lumina Foundation	the investment companies served by The Vanguard
for Education, and the V Foundation for Cancer	Group (2001–2010).
Research; Member of the Advisory Council for the
College of Arts and Letters and of the Advisory Board	Thomas J. Higgins
to the Kellogg Institute for International Studies, both	Born 1957. Chief Financial Officer Since September
at the University of Notre Dame.	2008. Principal Occupation(s) During the Past Five
Years and Other Experience: Principal of The Vanguard
Group, Inc.; Chief Financial Officer of each of the
Mark Loughridge	investment companies served by The Vanguard Group;
Born 1953. Trustee Since March 2012. Principal	Treasurer of each of the investment companies served
Occupation(s) During the Past Five Years and Other	by The Vanguard Group (1998–2008).
Experience: Senior Vice President and Chief Financial
Officer (retired 2013) at IBM (information technology
services); Fiduciary Member of IBM’s Retirement Plan	Kathryn J. Hyatt
Committee (2004–2013); Director of the Dow Chemical	Born 1955. Treasurer Since November 2008. Principal
Company; Member of the Council on Chicago Booth.	Occupation(s) During the Past Five Years and Other
Experience: Principal of The Vanguard Group, Inc.;
Treasurer of each of the investment companies served
Scott C. Malpass	by The Vanguard Group; Assistant Treasurer of each of
Born 1962. Trustee Since March 2012. Principal	the investment companies served by The Vanguard
Occupation(s) During the Past Five Years and Other	Group (1988–2008).
Experience: Chief Investment Officer and Vice
President at the University of Notre Dame; Assistant	Heidi Stam
Professor of Finance at the Mendoza College of	Born 1956. Secretary Since July 2005. Principal
Business at Notre Dame; Member of the Notre Dame	Occupation(s) During the Past Five Years and Other
403(b) Investment Committee; Board Member of	Experience: Managing Director of The Vanguard
TIFF Advisory Services, Inc., and Catholic Investment	Group, Inc.; General Counsel of The Vanguard Group;
Services, Inc. (investment advisors); Member of	Secretary of The Vanguard Group and of each of the
the Investment Advisory Committee of Major	investment companies served by The Vanguard Group;
League Baseball.	Director and Senior Vice President of Vanguard
Marketing Corporation.
André F. Perold
Born 1952. Trustee Since December 2004. Principal
Occupation(s) During the Past Five Years and Other	Vanguard Senior ManagementTeam
Experience: George Gund Professor of Finance and
Banking, Emeritus at the Harvard Business School	Mortimer J. Buckley	Chris D. McIsaac
(retired 2011); Chief Investment Officer and Managing	Kathleen C. Gubanich	Michael S. Miller
Partner of HighVista Strategies LLC (private investment	Paul A. Heller	James M. Norris
firm); Director of Rand Merchant Bank; Overseer of	Martha G. King	Glenn W. Reed
the Museum of Fine Arts Boston.	John T. Marcante

Peter F. Volanakis
Chairman Emeritus and Senior Advisor
Born 1955. Trustee Since July 2009. Principal
Occupation(s) During the Past Five Years and Other	John J. Brennan
Experience: President and Chief Operating Officer	Chairman, 1996–2009
(retired 2010) of Corning Incorporated (communications	Chief Executive Officer and President, 1996–2008
equipment); Trustee of Colby-Sawyer College;
Member of the Advisory Board of the Norris Cotton
Cancer Center and of the Advisory Board of the	Founder
Parthenon Group (strategy consulting).
John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	CFA® is a registered trademark owned by CFA Institute.
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing> 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2015 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q7522 062015

Semiannual Report | April 30, 2015

Vanguard International Value Fund

The mission continues

On May 1, 1975, Vanguard began operations, a fledgling company based on the simple but revolutionary idea that a mutual fund company should be managed solely in the interest of its investors.

Four decades later, that revolutionary spirit continues to animate the enterprise. Vanguard remains on a mission to give investors the best chance of investment success.

As we mark our 40th anniversary, we thank you for entrusting your assets to Vanguard and giving us the opportunity to help you reach your financial goals in the decades to come.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Advisors’ Report.	8
Fund Profile.	13
Performance Summary.	15
Financial Statements.	16
About Your Fund’s Expenses.	30
Trustees Approve Advisory Arrangements.	32
Glossary.	34

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Since our founding, Vanguard has drawn inspiration from the enterprise and valor demonstrated by British naval hero Horatio Nelson and his command at the Battle of the Nile in 1798. The photograph displays a replica of a merchant ship from the same era as Nelson’s flagship, the HMS Vanguard.

Your Fund’s Total Returns

Six Months Ended April 30, 2015
Total
Returns
Vanguard International Value Fund	3.35%
MSCI All Country World Index ex USA	5.56
International Funds Average	5.82
International Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Your Fund’s Performance at a Glance
October 31, 2014, Through April 30, 2015
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard International Value Fund	$36.87	$37.09	$0.946	$0.000

Chairman’s Letter

Dear Shareholder,

International stocks finished on an up note for the six months ended April 30, 2015, despite some obstacles and an erratic path. After struggling for the first three months, they surged in February and April, closing with a moderate advance.

Vanguard International Value Fund, however, didn’t keep up with the broader international market. The fund returned about 3%, more than 2 percentage points behind its benchmark, the MSCI All Country World Index ex USA, and the average return of its international fund peers.

Emerging markets holdings restrained International Value’s performance, while the developed markets of Europe and the Pacific region delivered returns near those of the benchmark. From a sector standpoint, the advisors’ consumer discretionary, financial, and industrial stocks muted results.

Currency effects also limited returns for U.S.-based investors as the dollar rose against many foreign currencies, including the Japanese yen and the euro.

Japan’s strong performance led international returns
For U.S. investors, international stocks overall returned about 6%. Still, results were restrained by the dollar’s strength. Returns for the developed Pacific region, led by Japan, exceeded those of Europe and emerging markets. (You can read about Vanguard’s assessment of Japan’s economy in Japan: The Long Road Back to Inflation, available at vanguard.com/ research. This is part of the Global Macro Matters series produced by our economists.)

U.S. stocks returned almost 5% for the six months, despite stretches of shakiness. In two of those months, the stocks declined. In two others, they were virtually unchanged or gained less than 1%. February’s surge of almost 6%, the largest monthly gain since October 2011, lifted U.S. stocks for the period.

The Federal Reserve’s careful approach to potentially raising short-term interest rates helped U.S. stocks along, as did monetary stimulus efforts by other nations’ central banks. These factors offset concerns such as Greece’s debt crisis and the negative effect of the strong dollar on the profits of U.S.-based multinational companies.

Stimulus policies and demand have driven up bond prices
Like equities, bonds have benefited from accommodative monetary policies from the world’s central banks. Investor demand for the perceived safety of fixed income assets has also boosted bond returns.

The broad U.S. taxable bond market returned 2.06% for the period, and the yield of the 10-year U.S. Treasury note ended April at 2.04%, down from 2.31% six months earlier. (Bond prices and yields move in opposite directions.)

Market Barometer

			Total Returns
		Periods Ended April 30, 2015
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	4.75%	13.00%	14.47%
Russell 2000 Index (Small-caps)	4.65	9.71	12.73
Russell 3000 Index (Broad U.S. market)	4.74	12.74	14.33
FTSE All-World ex US Index (International)	6.00	3.53	6.40

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	2.06%	4.46%	4.12%
Barclays Municipal Bond Index (Broad tax-exempt market)	1.17	4.80	4.75
Citigroup Three-Month U.S. Treasury Bill Index	0.00	0.03	0.05

CPI
Consumer Price Index	-0.35%	-0.20%	1.65%

International bond markets (as measured by the Barclays Global Aggregate Index ex USD) returned –4.83% as foreign currencies’ weakness relative to the dollar affected results. For international bonds hedged to eliminate the effect of changes in currency exchange rates, returns were positive.

Returns of money market funds and savings accounts remained checked by the Fed’s target of 0%–0.25% for short-term interest rates.

Challenges led the fund’s result to diverge from the benchmark’s
Vanguard International Value Fund, which has a solid record of outpacing its comparative standards, experienced challenges during the half year. As can often happen over periodic intervals––especially a short stretch like six months—a fund’s result can waver significantly from the benchmark it aims to beat.

The fund’s three advisors––Lazard Asset Management, Edinburgh Partners, and ARGA Investment Management––employ value-oriented strategies in managing their separate portions of the portfolio. Each firm brings its own approach to value investing, but they share the common theme of investing in underappreciated companies with potentially brighter futures.

Patience is a crucial ingredient for value investing, as a brighter future may not unfold for several years, if at all. International Value’s advisors take

Expense Ratios
Your Fund Compared With Its Peer Group
		Peer Group
	Fund	Average
International Value Fund	0.44%	1.39%

The fund expense ratio shown is from the prospectus dated February 25, 2015, and represents estimated costs for the current fiscal year. For the six months ended April 30, 2015, the fund’s annualized expense ratio was 0.45%. The peer-group expense ratio is derived from data provided by Lipper, a Thomson Reuters Company, and captures information through year-end 2014.

Peer group: International Funds.

precautions to avoid missteps. They rely on elaborate research and screening processes to filter out companies that don’t meet their strict standards, and they have controlled methods for determining when to buy and sell.

The strength of Japanese stocks was one of the international markets’ major stories over the six months. Although Japan’s economy is recovering, much of the growth came from strong exports as a result of the weak yen. The fund’s

International stocks—an opportunity for further diversification

International stocks led global stock markets out of the Great Recession in 2009. Since then, they’ve trailed the broad U.S. stock market in every year but one.

Despite the underperformance of the last several years, international stocks—which represent about half of the world’s market capitalization—can still help U.S.-based investors diversify their portfolios.

As the chart below shows, U.S. and international stocks have periodically swapped market leadership positions as differing market and economic forces caused their returns to vary.

Of course, the timing of these changes is impossible to predict.

Global diversification can help U.S. investors reduce their portfolio’s volatility over time by mitigating losses when domestic stocks do poorly and adding to returns when foreign stocks shine. (For more insight, see Global Equities: Balancing Home Bias and Diversification, available at vanguard.com/research.)

Trailing 12-month return differential between U.S. and non-U.S. stocks

Notes: U.S. equities are represented by MSCI USA Index; international equities are represented by MSCI World Index ex USA from 1970 through
1987 and MSCI All Country World Index ex USA thereafter. Data are from December 31, 1984, through December 31, 2014.
Sources: Vanguard, Thomson Reuters Datastream, and MSCI.

advisors allocated nearly one-quarter of its assets to Japan—the largest country allocation and significantly higher than the benchmark weighting.

The fund’s Japanese holdings, though, didn’t do as well as those in the benchmark. The shortfall—mostly in the industrials, materials, and consumer staples sectors—canceled out much of the outperformance generated by the fund’s heavier-than-benchmark exposure to consumer discretionary stocks.

Elsewhere among developed Pacific markets, the fund benefited from having minimal or no exposure to slumping Australian financial and industrial companies. In Hong Kong, however, the fund was hurt by its consumer discretionary holdings and lack of investments in thriving financial firms.

About half of the fund’s portfolio was allocated to the developed markets of Europe, where returns were mixed. The advisors’ holdings in the United Kingdom, the country with the second-largest weighting in the fund, didn’t measure up to the benchmark’s, especially in financials and industrials. On the plus side, the fund received significant contributions from Germany in information technology, Italy in financials, and Switzerland and Denmark in health care.

Emerging markets stocks hurt the fund’s performance most. Although the portfolio’s smaller-than-benchmark exposure to emerging markets was beneficial, its holdings were not. They returned about –4%, compared with an increase of about 4% for the emerging markets stocks in the benchmark. Much of the disparity came from the advisors’ minimal exposure to China, where broad-based gains accompanied the nation’s monetary stimulus moves. The fund’s Brazilian consumer discretionary holdings also hurt returns.

For more information on the fund’s investment strategies and positioning, please see the Advisors’ Report that follows this letter.

Promoting good corporate governance is one way we protect your interests
Our core purpose is “to take a stand for all investors, to treat them fairly, and to give them the best chance for investment success.” This means more than offering smart investments, trustworthy guidance, and low fees. It also means working with the companies held by Vanguard funds to make sure your interests remain paramount.

How do we meet that responsibility? As one of the world’s largest investment managers, we are making our voice heard in corporate boardrooms to promote the highest standards of stewardship. Our advocacy encompasses a range of corporate governance issues, including executive compensation and succession planning, board composition and effectiveness, oversight of strategy and risk, and communication with shareholders.

We also exert our influence in a very important way when Vanguard funds cast their proxy votes at companies’ shareholder meetings.

Most of these votes take place at this time of year, making it an appropriate time to remind you that we work hard to represent your best interests. Good governance, we believe, is essential for any company seeking to maximize its long-term returns to shareholders. You can learn more about our efforts at vanguard.com/corporategovernance.

Thank you for your confidence in Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
May 14, 2015

Advisors’ Report

For the six months ended April 30, 2015, Vanguard International Value Fund returned 3.35%. Your fund is managed by three independent advisors, a strategy that enhances the fund’s diversification by providing exposure to distinct, yet complementary, investment approaches. It is not uncommon for different advisors to have different views about individual securities or the broader investment environment.

The table below presents the advisors, the percentage and amount of fund assets that each manages, and brief descriptions of their investment strategies. Each advisor has also prepared a discussion of the investment environment during the fiscal period and of how the portfolio’s positioning reflects this assessment. These reports were prepared on May 20, 2015.

Lazard Asset Management LLC

Portfolio Managers:

Michael G. Fry, Managing Director

Michael A. Bennett, CPA, Managing Director

International equity markets rallied strongly in local currencies during the period as record-low fixed income yields drove investors toward equity markets. However,

Vanguard International Value Fund Investment Advisors

	Fund Assets Managed
Investment Advisor	%	$ Million	Investment Strategy
Lazard Asset Management LLC	39	3,378	The advisor uses a research-driven, bottom-up,
			relative-value approach in selecting stocks. The goal is
			to identify individual stocks that offer an appropriate
			trade-off between low relative valuation and high
			financial productivity.
Edinburgh Partners Limited	35	3,026	The advisor employs a concentrated, low-turnover,
			value-oriented investment approach that results in a
			portfolio of companies with good long-term prospects
			and below-market price/earnings ratios. In-depth
			fundamental research on industries and companies is
			central to this investment process.
ARGA Investment Management,	24	2,090	The advisor believes that investors overreact to
LP			short-term developments, leading to opportunities to
			generate gains from investing in “good businesses at
			great prices.” Its valuation-focused process uses a
			dividend discount model to select stocks that trade at a
			discount to intrinsic value based on the company’s
			long-term earnings power and dividend-paying
			capability.
Cash Investments	2	207	These short-term reserves are invested by Vanguard in
			equity index products to simulate investments in
			stocks. Each advisor may also maintain a modest cash
			position.

because the U.S. dollar remained strong, U.S.-based investors realized about half of those gains. The euro depreciated more than 10% versus the dollar, as monetary policy diverged further between Europe and the United States; the European Central Bank (ECB) began a substantial quantitative easing program, while the Federal Reserve recently ended its own bond-buying and signaled a readiness to tighten policy by raising interest rates later this year. In addition to the ECB action, many macroeconomic events drove markets, such as weakness in the price of oil (despite a slight recovery in April) and rate cuts from central banks across the developed and emerging worlds.

Economic data from Europe were mostly positive, as the Eurozone’s gross domestic product (GDP) grew more than expected in the fourth quarter of 2014 and unemployment dropped to its lowest rate in almost three years. German data showed record exports in 2014 as well as GDP growth that surpassed expectations. In Japan, markets reached new highs amid the government’s effort to bolster companies’ return of cash to shareholders, a new budget that significantly reduces the corporate tax rate, and Japan’s first monthly trade surplus in three years.

Emerging markets lagged developed markets as equities in Brazil and Greece were among the worst performers globally. Brazil’s central bank raised interest rates to a six-year high as consumer prices soared in January by more than 7%. In addition, a corruption probe is reaching almost all corners of the Brazilian government. In

Greece, political events shook markets as the opposition party Syriza was elected and began to act on its antiausterity mandate.

The health care, information technology, and consumer discretionary sectors outperformed, while sectors exposed to weak commodity prices—such as materials, energy, and utilities—lagged.

The fund underperformed its benchmark, the MSCI All Country World Index ex USA. Stock selection in the telecommunication services sector detracted from relative returns. Shares of mobile phone operator Turkcell declined along with the rest of the Turkish equity market over political concerns, while shares of Japanese telecom company SoftBank slipped amid lower profit guidance at its U.S. subsidiary Sprint. Selection in consumer discretionary also hurt relative returns, as shares of Brazilian private education company Estácio declined in January after the government made unexpected rules changes to a key student loan program. The stock later recovered somewhat on earnings that highlighted higher average tuition fees and strong performance in Estácio’s distance-learning segment. Elsewhere, shares of Macau casino operator Sands China declined on China’s continuing corruption crackdown, which has taken a toll on conspicuous Chinese spending, especially among the affluent.

In contrast, stock selection in energy boosted relative returns as shares of British energy company BG Group soared after competitor Royal Dutch Shell announced a bid for the company at a 50%

premium. An overweight allocation to and selection in the health care sector also helped relative returns as shares of Danish pharmaceutical company Novo Nordisk rose on news that it might be able to introduce Tresiba, a long-acting insulin treatment for diabetes, in the United States as early as next year. In industrials, shares of Ireland’s Ryanair benefited from lower oil prices.

Edinburgh Partners Limited

Portfolio Manager:

Sandy Nairn, Director and CEO

The investing environment is largely unchanged from when we last reported. Both growth and inflation remain subdued and, despite statements from central banks, the normalization of interest rate policy will be postponed as long as these conditions persist. Against this backdrop, asset market valuations have risen further and are now reasonably elevated. Although we still see value in pockets globally, we anticipate gradually reducing the risk in the portfolio. We believe that the cyclical exposure has peaked, but we note that stocks typically viewed as “safer” because their earnings streams are predictable remain expensive. Finally, we retain our view on emerging markets—namely, that they continue to be in transition and that although some value has begun to emerge, it remains patchy. An increase in exposure probably depends on appropriate price drops.

Despite our unchanged views on the macroeconomic environment, the period proved relatively active for the portfolio. In Japan, Dai Nippon Printing and Bridgestone reached our price targets and were consequently sold, to be replaced by Nomura Holdings and NTT.

Nomura is a financial holding company whose activities include stock brokerage, asset management, and finance. It was trading around book value but with substantial expansion potential, as domestic reforms and increased savings directed toward real assets boosted its revenue growth.

NTT, the former government monopoly telecom carrier, has consistently lost investors’ money and is now more than 70% lower than when it was listed in 1987, near the peak of the Japanese market. The investment case reflects the depressed valuation and, more important, an improved profit outlook that encompasses reform of the balance sheet through buybacks and dividends, together with more effective use of its fixed line assets.

With Europe having recovered from the dark days of the financial crisis, we sold our holdings in Italian bank Intesa Sanpaulo. In our view, its valuation fully reflected the recovery, leaving insufficient upside for us to continue holding. Commerzbank, on the other hand, had assumed the pariah mantle for its past sins. At a low valuation despite repairing its balance sheet, it was well placed for recovery through its core market: servicing the vibrant midsize corporate, or Mittelstand, sector in Germany. As a consequence, we added it to the portfolio.

The foregoing are just some examples of where we have found value to replace more expensive stocks in the portfolio. This has become increasingly difficult and emphasizes the need for some caution, but as long as we can repeat this process without taking on undue risk, we would expect to retain a relatively fully invested position.

ARGA Investment Management, LP

Portfolio Managers:

A. Rama Krishna, CFA, Founder and Chief Investment Officer

Steven Morrow, CFA, Director of Research

International equity markets rose over the six months ended April 30. Positive drivers later in the period—including the European Central Bank’s quantitative easing, European economic revival, and better-than-expected European and emerging-market earnings—offset fears from earlier in the period about a possible Eurozone breakup and slowing global growth amid falling oil prices. We seek long-term returns by investing in companies that trade at discounts to their intrinsic values. Our buy opportunities often result from market overreactions that lead to depressed prices for individual companies. Less frequent are opportunities to purchase multiple companies in the same sector at steep valuation discounts. Such opportunity arose during the period in the energy sector.

Sharp declines in oil prices and related energy company valuations in late 2014 and early 2015 enabled us to significantly increase our energy sector exposure across diverse geographies and subsectors. As oil prices sank below the fully loaded cost to the marginal producer, our research concluded that further declines were unsustainable, that prices would stabilize in the medium term around $95, and that over time, normalization would drive recovery in valuations. Recent announcements of energy company cutbacks in capital expenditures and plummeting rig counts support our industry supply/ demand analysis.

A similar phenomenon in the iron ore industry led us to initiate a position in a leading low-cost producer. Its valuation became compelling as iron ore prices fell below the fully loaded cost to the marginal producer, a circumstance our research shows to be unsustainable. Recent announcements of production cutbacks support this analysis and our projection of a normalized double-digit return on capital in the company’s iron ore business.

Also based on company-specific valuations and to diversify the portfolio, we purchased shares in several industrial and financial services companies in developed markets. To fund these, we sold or trimmed holdings whose valuations had become less compelling as share prices appreciated, including several in China. We maintain exposure to companies in diverse emerging markets, where poor stock market performance over the past few years has created company-specific valuation opportunities.

The current portfolio positioning holds promising opportunities for patient investors who can look beyond near-term market dislocations.

International Value Fund

Fund Profile
As of April 30, 2015

Portfolio Characteristics
		MSCI AC
		World Index
	Fund	ex USA
Number of Stocks	155	1,829
Median Market Cap	$39.4B	$33.9B
Price/Earnings Ratio	19.7x	19.1x
Price/Book Ratio	1.7x	1.8x
Return on Equity	13.2%	15.0%
Earnings Growth
Rate	11.1%	10.4%
Dividend Yield	2.4%	2.8%
Turnover Rate
(Annualized)	45%	—
Ticker Symbol	VTRIX	—
Expense Ratio[1]	0.44%	—
Short-Term Reserves	2.5%	—

Sector Diversification (% of equity exposure)
		MSCI AC
		World Index
	Fund	ex USA
Consumer Discretionary	15.0%	11.6%
Consumer Staples	8.7	9.8
Energy	9.8	7.5
Financials	24.0	27.5
Health Care	11.3	8.9
Industrials	11.6	11.0
Information Technology	8.5	7.5
Materials	3.7	7.6
Telecommunication Services	5.8	5.2
Utilities	1.6	3.4

Volatility Measures
MSCI AC
World Index
ex USA
R-Squared	0.97
Beta	1.04

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Novartis AG	Pharmaceuticals	2.7%
Sumitomo Mitsui
Financial Group Inc.	Diversified Banks	2.6
BNP Paribas SA	Diversified Banks	1.8
KDDI Corp.	Wireless
	Telecommunication
	Services	1.8
BP plc	Integrated Oil & Gas	1.6
Japan Tobacco Inc.	Tobacco	1.5
Bayer AG	Pharmaceuticals	1.4
BG Group plc	Integrated Oil & Gas	1.3
Sumitomo Mitsui Trust
Holdings Inc.	Diversified Banks	1.3
Samsung Electronics Co. Technology
Ltd.	Hardware, Storage &
	Peripherals	1.3
Top Ten		17.3%

The holdings listed exclude any temporary cash investments and equity index products.

Allocation by Region (% of equity exposure)

51.1% Europe
32.8% Pacific
12.9% Emerging Markets
2.1% North America
1.1% Middle East

1 The expense ratio shown is from the prospectus dated February 25, 2015, and represents estimated costs for the current fiscal year. For the six months ended April 30, 2015, the annualized expense ratio was 0.45%.

International Value Fund

Market Diversification (% of equity exposure)
		MSCI AC
		World
		Index
	Fund	ex USA
Europe
United Kingdom	20.5%	14.4%
Germany	8.9	6.5
Switzerland	6.4	6.5
France	4.8	7.0
Netherlands	2.5	1.9
Sweden	1.9	2.1
Italy	1.8	1.7
Belgium	1.2	0.9
Spain	1.1	2.5
Other	2.0	2.8
Subtotal	51.1%	46.3%
Pacific
Japan	23.6%	15.8%
Hong Kong	3.5	2.3
South Korea	3.2	3.3
Singapore	1.4	1.1
Australia	1.1	5.2
Subtotal	32.8%	27.7%
Emerging Markets
Brazil	2.1%	1.7%
China	2.0	5.5
South Africa	1.8	1.7
Russia	1.7	0.9
Taiwan	1.3	2.8
Turkey	1.2	0.3
Thailand	1.2	0.5
Other	1.6	5.3
Subtotal	12.9%	18.7%
North America
United States	1.9%	0.0%
Other	0.2	6.9
Subtotal	2.1%	6.9%
Middle East
Israel	1.1%	0.4%

International Value Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 2004, Through April 30, 2015

International Value Fund
Spliced International Index

For a benchmark description, see the Glossary.
Note: For 2015, performance data reflect the six months ended April 30, 2015.

Average Annual Total Returns: Periods Ended March 31, 2015
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
International Value Fund	5/16/1983	-2.71%	5.20%	5.51%

See Financial Highlights for dividend and capital gains information.

International Value Fund

Financial Statements (unaudited)

Statement of Net Assets
As of April 30, 2015

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value
	Shares	($000)
Common Stocks (94.6%)[1]
Australia (0.9%)
QBE Insurance Group
Ltd.	3,698,880	39,895
BHP Billiton Ltd.	1,464,340	37,394
		77,289
Belgium (1.1%)
Anheuser-Busch InBev NV	785,457	95,628

Brazil (2.1%)
BB Seguridade
Participacoes SA	4,459,100	52,169
* Petroleo Brasileiro
SA ADR	4,948,900	42,956
Ambev SA	5,103,700	32,083
Cia de Saneamento
Basico do Estado
de Sao Paulo	4,107,100	24,264
Estacio Participacoes SA	3,938,100	23,788
* PDG Realty SA
Empreendimentos e
Participacoes	21,893,800	3,779
* PDG Realty SA
Empreendimentos e
Participacoes Rights	18,801,474	562
		179,601
Canada (0.2%)
Encana Corp.	1,408,500	19,998

China (1.9%)
Lenovo Group Ltd.	38,000,000	65,344
* Baidu Inc. ADR	236,660	47,398
China Shenhua Energy
Co. Ltd.	15,797,500	41,027
Industrial & Commercial
Bank of China Ltd.	12,795,000	11,099
		164,868

			Market
			Value
		Shares	($000)
Denmark (0.8%)
	Novo Nordisk A/S
	Class B	1,263,803	70,951

Finland (0.6%)
	Sampo Oyj Class A	1,003,836	48,640

France (4.3%)
	BNP Paribas SA	2,541,995	160,531
	TOTAL SA	981,345	53,140
	Valeo SA	281,586	45,144
^	ArcelorMittal	3,798,769	40,424
	Vinci SA	556,801	34,151
^	GDF Suez	965,914	19,653
	Vallourec SA	747,682	17,631
			370,674
Germany (8.2%)
*	Bayer AG	874,360	125,849
	SAP SE	1,265,355	95,617
	Fresenius Medical Care
	AG & Co. KGaA	1,019,253	85,660
*	Commerzbank AG	5,521,923	74,496
^	Volkswagen AG
	Preference Shares	270,846	69,728
	United Internet AG	1,538,554	68,787
	Siemens AG	366,019	39,816
^	RWE AG	1,561,427	38,801
^	adidas AG	392,859	32,189
	METRO AG	858,568	31,119
	Bayerische Motoren
	Werke AG	250,628	29,565
*	Continental AG	114,453	26,823
			718,450
Hong Kong (3.4%)
	Swire Pacific Ltd.
	Class A	6,451,850	87,018
	Hutchison Whampoa Ltd.	5,838,000	85,828
	Galaxy Entertainment
	Group Ltd.	11,509,000	55,311

International Value Fund

		Market
		Value
	Shares	($000)
Li & Fung Ltd.	41,586,000	42,354
* Global Brands Group
Holding Ltd.	60,404,000	12,356
Esprit Holdings Ltd.	9,909,234	9,388
		292,255
India (0.6%)
HCL Technologies Ltd.	3,600,945	49,901

Indonesia (0.5%)
Telekomunikasi Indonesia
Persero Tbk PT ADR	1,018,469	42,144

Ireland (0.3%)
Ryanair Holdings plc ADR	479,005	31,063

Israel (1.1%)
Teva Pharmaceutical
Industries Ltd. ADR	1,529,635	92,421

Italy (1.6%)
Eni SPA	2,808,681	53,887
^ Mediolanum SPA	5,525,903	46,383
Atlantia SPA	1,521,259	42,785
		143,055
Japan (22.3%)
Sumitomo Mitsui
Financial Group Inc.	5,247,200	229,117
KDDI Corp.	6,534,600	154,624
Japan Tobacco Inc.	3,691,400	128,907
Sumitomo Mitsui Trust
Holdings Inc.	26,024,000	114,556
Panasonic Corp.	7,365,300	105,500
Omron Corp.	2,189,200	100,524
Toyota Motor Corp.	1,254,900	87,353
East Japan Railway Co.	941,200	83,190
Daihatsu Motor Co. Ltd.	5,459,200	79,079
Nomura Holdings Inc.	12,169,400	78,948
Nippon Telegraph
& Telephone Corp.	1,148,800	77,573
^ Mitsubishi Corp.	3,537,200	76,321
Daiwa House Industry
Co. Ltd.	3,022,900	67,486
Seven & i Holdings Co.
Ltd.	1,553,883	66,793
SoftBank Corp.	1,035,400	64,723
Sumitomo Electric
Industries Ltd.	4,439,000	62,715
Honda Motor Co. Ltd.	1,794,800	60,171
Toshiba Corp.	13,536,000	54,233
* Sony Corp.	1,477,100	44,655
Makita Corp.	864,500	43,142
Ryohin Keikaku Co. Ltd.	234,500	37,398
Daikin Industries Ltd.	538,900	36,305
^ DeNa Co. Ltd.	1,651,100	32,983
Yamato Kogyo Co. Ltd.	873,400	20,549

		Market
		Value
	Shares	($000)
^ Yamada Denki Co. Ltd.	4,989,500	20,422
JGC Corp.	783,000	16,295
		1,943,562
Netherlands (2.3%)
Heineken NV	782,118	61,614
Unilever NV	1,239,351	54,061
Wolters Kluwer NV	1,245,958	40,366
* NXP Semiconductors NV	268,105	25,907
Akzo Nobel NV	264,175	20,213
		202,161
Norway (0.2%)
^ TGS Nopec Geophysical
Co. ASA	814,121	20,719

Philippines (0.5%)
Alliance Global Group
Inc.	74,306,500	42,229

Russia (1.6%)
Gazprom OAO ADR	9,802,543	57,433
Mobile TeleSystems
OJSC ADR	1,780,147	21,504
Sberbank of Russia ADR	3,610,156	21,427
* X5 Retail Group NV GDR	735,737	14,896
Sberbank of Russia	9,816,838	14,620
* Lenta Ltd. GDR	1,522,722	13,282
		143,162
Singapore (1.4%)
DBS Group Holdings Ltd.	4,684,000	74,431
Genting Singapore plc	58,872,000	45,485
		119,916
South Africa (1.7%)
Mediclinic International
Ltd.	4,616,458	48,885
Nampak Ltd.	9,955,805	35,655
Sanlam Ltd.	5,335,362	34,507
Mr Price Group Ltd.	1,394,772	29,779
		148,826
South Korea (3.1%)
Samsung Electronics
Co. Ltd.	84,178	110,429
E-Mart Co. Ltd.	302,159	62,249
Hyundai Mobis Co. Ltd.	183,036	40,246
Hana Financial Group Inc.	767,346	22,587
Hyundai Home Shopping
Network Corp.	141,604	17,804
SK Innovation Co. Ltd.	142,413	15,588
		268,903
Spain (1.0%)
* Banco Santander SA	5,754,931	43,511
Red Electrica Corp. SA	481,950	40,447
		83,958

International Value Fund

		Market
		Value
	Shares	($000)
Sweden (1.8%)
Assa Abloy AB Class B	1,040,736	60,377
Swedbank AB Class A	2,409,906	56,037
Getinge AB	1,436,957	34,925
^ Oriflame Cosmetics SA	466,439	8,054
		159,393
Switzerland (6.2%)
Novartis AG	2,275,542	232,269
Roche Holding AG	234,346	67,059
ABB Ltd.	2,756,144	60,394
Credit Suisse Group AG	1,835,579	48,582
Holcim Ltd.	520,196	41,788
Actelion Ltd.	285,863	37,614
Cie Financiere Richemont
SA	392,738	35,006
* GAM Holding AG	577,710	13,034
		535,746
Taiwan (1.3%)
Taiwan Semiconductor
Manufacturing Co. Ltd.	22,936,704	110,424

Thailand (1.2%)
Bangkok Bank PCL	13,166,800	73,699
Kasikornbank PCL
(Foreign)	4,396,800	27,899
		101,598
Turkey (1.2%)
Turkcell Iletisim
Hizmetleri AS	10,534,007	46,903
KOC Holding AS	7,895,022	37,341
Turkiye Halk Bankasi AS	4,098,643	20,763
		105,007
United Kingdom (19.4%)
BG Group plc	6,458,104	116,980
HSBC Holdings plc	10,125,204	101,147
Prudential plc	3,803,092	94,689
Royal Dutch Shell plc
Class A	2,718,401	86,193
AstraZeneca plc	1,227,908	84,268
Carnival plc	1,779,082	80,944
BP plc	10,714,058	77,275
* Royal Bank of Scotland
Group plc	14,611,000	75,701
Vodafone Group plc	19,784,694	69,706
British American
Tobacco plc	1,232,532	67,720
BP plc ADR	1,493,431	64,456
Lloyds Banking Group
plc	52,747,008	62,468
^ Serco Group plc	29,728,498	60,733
Shire plc	673,532	54,734
RSA Insurance Group plc	8,261,572	54,046
Barclays plc	12,599,854	49,297
Wolseley plc	828,278	48,988

			Market
			Value
		Shares	($000)
	Unilever plc	1,066,655	46,757
	BHP Billiton plc	1,913,298	45,989
	Rolls-Royce Holdings plc	2,670,597	42,577
	Rexam plc	4,739,551	42,068
	Informa plc	4,601,133	39,186
	Ashtead Group plc	2,252,792	38,630
^	Signet Jewelers Ltd.	268,985	35,804
	London Stock Exchange
	Group plc	872,500	33,963
	Associated British Foods
	plc	710,460	31,018
	Pearson plc	1,203,600	24,324
	Royal Dutch Shell plc
	Class B	662,781	21,220
	Petrofac Ltd.	1,472,521	19,654
	Anglo American plc
	London Shares	1,061,993	17,993
			1,688,528
United States (1.8%)
	RenaissanceRe Holdings
	Ltd.	387,100	39,674
*,^	Ultra Petroleum Corp.	2,574,166	43,838
*	Weatherford International
	plc	5,095,000	74,132
			157,644
Total Common Stocks
(Cost $7,518,713)			8,228,714
Temporary Cash Investments (6.6%)[1]
Money Market Fund (6.4%)
[2,3]	Vanguard Market
	Liquidity Fund,
	0.121%	556,719,000	556,719

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (0.2%)
4	Federal Home Loan
	Bank Discount Notes,
	0.060%, 5/8/15	2,000	2,000
[4,5]	Federal Home Loan
	Bank Discount Notes,
	0.065%–0.080%,
	5/13/15	5,000	5,000
[4,5]	Federal Home Loan
	Bank Discount Notes,
	0.070%, 5/15/15	3,000	3,000
[4,5]	Federal Home Loan
	Bank Discount Notes,
	0.160%, 5/29/15	2,000	2,000
[4,5]	Federal Home Loan
	Bank Discount Notes,
	0.089%, 7/6/15	300	300

International Value Fund

	Face	Market
	Amount	Value
	($000)	($000)
[4,5] Federal Home Loan
Bank Discount Notes,
0.085%, 7/24/15	5,000	4,998
[5,6] Freddie Mac Discount
Notes, 0.131%, 6/8/15	2,600	2,600
		19,898
Total Temporary Cash Investments
(Cost $576,617)		576,617
Total Investments (101.2%)
(Cost $8,095,330)		8,805,331
Other Assets and Liabilities (-1.2%)
Other Assets		194,557
Liabilities[3]		(299,923)
		(105,366)
Net Assets (100%)
Applicable to 234,569,924 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)		8,699,965
Net Asset Value Per Share		$37.09

At April 30, 2015, net assets consisted of:
Amount
($000)
Paid-in Capital	8,054,136
Undistributed Net Investment Income	44,485
Accumulated Net Realized Losses	(116,080)
Unrealized Appreciation (Depreciation)
Investment Securities	710,001
Futures Contracts	323
Forward Currency Contracts	7,278
Foreign Currencies	(178)
Net Assets	8,699,965

See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $170,857,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 96.6% and 4.6%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $184,919,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $14,399,000 have been segregated as initial margin for open futures contracts.
6 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
See accompanying Notes, which are an integral part of the Financial Statements.

International Value Fund

Statement of Operations

Six Months Ended
April 30, 2015
($000)
Investment Income
Income
Dividends[1]	93,930
Interest[2]	295
Securities Lending	1,811
Total Income	96,036
Expenses
Investment Advisory Fees—Note B
Basic Fee	6,859
Performance Adjustment	1,622
The Vanguard Group—Note C
Management and Administrative	8,657
Marketing and Distribution	665
Custodian Fees	525
Shareholders’ Reports	55
Trustees’ Fees and Expenses	9
Total Expenses	18,392
Net Investment Income	77,644
Realized Net Gain (Loss)
Investment Securities Sold	19,148
Futures Contracts	26,465
Foreign Currencies and Forward Currency Contracts	(30,172)
Realized Net Gain (Loss)	15,441
Change in Unrealized Appreciation (Depreciation)
Investment Securities	181,088
Futures Contracts	(71)
Foreign Currencies and Forward Currency Contracts	13,645
Change in Unrealized Appreciation (Depreciation)	194,662
Net Increase (Decrease) in Net Assets Resulting from Operations	287,747

1 Dividends are net of foreign withholding taxes of $8,778,000.
2 Interest income from an affiliated company of the fund was $283,000.

See accompanying Notes, which are an integral part of the Financial Statements.

International Value Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2015	2014
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	77,644	218,467
Realized Net Gain (Loss)	15,441	557,262
Change in Unrealized Appreciation (Depreciation)	194,662	(679,339)
Net Increase (Decrease) in Net Assets Resulting from Operations	287,747	96,390
Distributions
Net Investment Income	(213,924)	(151,178)
Realized Capital Gain	—	—
Total Distributions	(213,924)	(151,178)
Capital Share Transactions
Issued	613,634	957,145
Issued in Lieu of Cash Distributions	201,816	144,177
Redeemed	(460,797)	(802,689)
Net Increase (Decrease) from Capital Share Transactions	354,653	298,633
Total Increase (Decrease)	428,476	243,845
Net Assets
Beginning of Period	8,271,489	8,027,644
End of Period[1]	8,699,965	8,271,489

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $44,485,000 and $184,413,000.

See accompanying Notes, which are an integral part of the Financial Statements.

International Value Fund

Financial Highlights

Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2015	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$36.87	$37.12	$29.78	$28.98	$31.92	$29.95
Investment Operations
Net Investment Income	. 329	. 977[1]	.757	.804	.843	.698
Net Realized and Unrealized Gain (Loss)
on Investments	.837	(.530)	7.402	.838	(3.103)	2.007
Total from Investment Operations	1.166	.447	8.159	1.642	(2.260)	2.705
Distributions
Dividends from Net Investment Income	(. 946)	(. 697)	(. 819)	(. 842)	(. 680)	(.735)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(. 946)	(. 697)	(. 819)	(. 842)	(. 680)	(.735)
Net Asset Value, End of Period	$37.09	$36.87	$37.12	$29.78	$28.98	$31.92

Total Return[2]	3.35%	1.20%	27.94%	6.00%	-7.27%	9.12%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,700	$8,271	$8,028	$6,465	$6,553	$7,532
Ratio of Total Expenses to
Average Net Assets[3]	0.45%	0.44%	0.43%	0.40%	0.39%	0.39%
Ratio of Net Investment Income to
Average Net Assets	1.92%	2.64%[1]	2.24%	2.77%	2.59%	2.41%
Portfolio Turnover Rate	45%	37%	52%	53%	39%	51%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Net investment income per share and the ratio of net investment income to average net assets include $.175 and 0.47%, respectively, resulting from income received from Vodafone Group plc in the form of cash and shares in Verizon Communications Inc. in February 2014.
2 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
3 Includes performance-based investment advisory fee increases (decreases) of 0.04%, 0.03%, 0.01%, (0.03%), (0.05%), and (0.04%).

See accompanying Notes, which are an integral part of the Financial Statements.

International Value Fund

Notes to Financial Statements

Vanguard International Value Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of United States corporations.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

International Value Fund

The fund enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts or to protect the value of securities and related receivables and payables against changes in foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate settlement values and notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

During the six months ended April 30, 2015, the fund’s average investments in long and short futures contracts represented 2% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period. The fund’s average investment in forward currency contracts represented 3% of net assets, based on the average of notional amounts at each quarter-end during the period.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2011–2014), and for the period ended April 30, 2015, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the

International Value Fund

net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group participate in a $3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at April 30, 2015, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Lazard Asset Management LLC, Edinburgh Partners Limited, and ARGA Investment Management, LP, each provide investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fee of Lazard Asset Management LLC is subject to quarterly adjustments based on performance for the preceding five years relative to the MSCI All Country World Index ex USA. The basic fee of Edinburgh Partners Limited is subject to quarterly adjustments based on performance for the preceding three years relative to the MSCI All Country World Index ex USA. The basic fee of ARGA Investment Management, LP, is subject to quarterly adjustments based on performance since October 31, 2012, relative to the MSCI All Country World Index ex USA.

The Vanguard Group manages the cash reserves of the fund on an at-cost basis.

For the six months ended April 30, 2015, the aggregate investment advisory fee represented an effective annual basic rate of 0.17% of the fund’s average net assets, before an increase of $1,622,000 (0.04%) based on performance.

C. The Vanguard Group furnishes at cost corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund based on methods approved by the board of trustees. The fund has committed to invest up to 0.40% of its net assets in Vanguard. At April 30, 2015, the fund had contributed capital of $746,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 2.98% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

International Value Fund

D. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of April 30, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	656,229	7,572,485	—
Temporary Cash Investments	556,719	19,898	—
Futures Contracts—Assets[1]	130	—	—
Futures Contracts—Liabilities[1]	(1,345)	—	—
Forward Currency Contracts—Assets	—	7,901	—
Forward Currency Contracts—Liabilities	—	(623)	—
Total	1,211,733	7,599,661	—
1 Represents variation margin on the last day of the reporting period.

Securities in certain countries may transfer between Level 1 and Level 2 because of differences in stock market closure times that may result from transitions between standard and daylight saving time in those countries and the United States. Based on values on the date of transfer, securities valued at $127,588,000 based on Level 1 inputs were transferred from Level 2 during the fiscal period.

E. At April 30, 2015, the fair values of derivatives were reflected in the Statement of Net Assets as follows:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Statement of Net Assets Caption	($000)	($000)	($000)
Other Assets	130	7,901	8,031
Liabilities	(1,345)	(623)	(1,968)

International Value Fund

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2015, were:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	26,465	—	26,465
Forward Currency Contracts	—	(26,524)	(26,524)
Realized Net Gain (Loss) on Derivatives	26,465	(26,524)	(59)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(71)	—	(71)
Forward Currency Contracts	—	12,573	12,573
Change in Unrealized Appreciation (Depreciation) on Derivatives	(71)	12,573	12,502

At April 30, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
Dow Jones EURO STOXX 50 Index	June 2015	2,076	83,002	(737)
Topix Index	June 2015	315	41,813	762
FTSE 100 Index	June 2015	349	37,162	416
S&P ASX 200 Index	June 2015	155	17,596	(118)
				323

Unrealized appreciation (depreciation) on open FTSE 100 Index and Dow Jones EURO STOXX 50 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

International Value Fund

At April 30, 2015, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

						Unrealized
	Contract					Appreciation
	Settlement			Contract Amount (000)		(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
BNP Paribas	6/24/15	EUR	75,314	USD	80,803	3,825
Bank of America NA	6/16/15	JPY	8,117,130	USD	66,963	1,056
BNP Paribas	6/24/15	GBP	31,616	USD	46,583	1,928
Bank of America NA	6/23/15	AUD	27,453	USD	20,796	862
Deutsche Bank AG	6/16/15	JPY	520,410	USD	4,367	(6)
Goldman Sachs International	6/24/15	GBP	1,962	USD	2,923	86
Goldman Sachs International	6/23/15	AUD	2,186	USD	1,683	42
BNP Paribas	6/16/15	USD	24,991	JPY	3,014,415	(269)
Citibank NA	6/24/15	USD	8,748	GBP	5,877	(270)
UBS AG	6/16/15	USD	7,258	JPY	866,700	(5)
UBS AG	6/24/15	USD	6,697	GBP	4,341	36
UBS AG	6/23/15	USD	3,569	AUD	4,441	66
Deutsche Bank AG	6/23/15	USD	2,029	AUD	2,664	(73)
						7,278

AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

At April 30, 2015, the counterparty had deposited in segregated accounts securities with a value of $6,470,000 in connection with amounts due to the fund for open forward currency contracts.

After April 30, 2015, the counterparty posted additional collateral of $1,581,000 in connection with open forward currency contracts as of April 30, 2015.

F. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

International Value Fund

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2014, the fund had available capital losses totaling $140,621,000 to offset future net capital gains through October 31, 2017. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2015; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At April 30, 2015, the cost of investment securities for tax purposes was $8,100,086,000. Net unrealized appreciation of investment securities for tax purposes was $705,245,000, consisting of unrealized gains of $1,227,306,000 on securities that had risen in value since their purchase and $522,061,000 in unrealized losses on securities that had fallen in value since their purchase.

G. During the six months ended April 30, 2015, the fund purchased $1,913,234,000 of investment securities and sold $1,762,923,000 of investment securities, other than temporary cash investments.

H. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	April 30, 2015	October 31, 2014
	Shares	Shares
	(000)	(000)
Issued	17,433	25,713
Issued in Lieu of Cash Distributions	5,845	3,902
Redeemed	(13,076)	(21,491)
Net Increase (Decrease) in Shares Outstanding	10,202	8,124

I. Management has determined that no material events or transactions occurred subsequent to April 30, 2015, that would require recognition or disclosure in these financial statements.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended April 30, 2015
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
International Value Fund	10/31/2014	4/30/2015	Period
Based on Actual Fund Return	$1,000.00	$1,033.53	$2.27
Based on Hypothetical 5% Yearly Return	1,000.00	1,022.56	2.26

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratio for that period is 0.45%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard International Value Fund has renewed the fund’s investment advisory arrangements with ARGA Investment Management, LP (ARGA); Edinburgh Partners Limited (Edinburgh Partners); and Lazard Asset Management LLC (Lazard). The board determined that renewing the fund’s advisory arrangements was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of each advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services
The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of each advisor. The board considered the following:

ARGA. ARGA is an independent investment management firm focused on global equities. ARGA invests in businesses that it believes are undervalued based on long-term earnings power and dividend-paying capability. ARGA’s investment philosophy is based on the belief that investors overreact to short-term developments, leading to opportunities to generate gains from investing in “good businesses at great prices.” Its value-oriented process uses a dividend discount model to select stocks that trade at a discount to intrinsic value based upon the company’s long-term earnings power and dividend-paying capability. ARGA has advised a portion of the fund since 2012.

Edinburgh Partners. Founded in 2003, Edinburgh Partners is an independent fund management company specializing in global investment analysis. Edinburgh Partners employs a concentrated, low-turnover, value-oriented investment approach that results in a portfolio of companies with good long-term prospects and below-market price-to-earnings ratios. In-depth fundamental research on companies and industries is central to Edinburgh Partners’ investment process. Edinburgh Partners has advised a portion of the fund since 2008.

Lazard. Lazard provides investment management services for clients around the world in a variety of investment mandates, including international equities, domestic equities, and fixed income securities. The investment team at Lazard employs a bottom-up stock selection process to identify stocks with sustainable financial productivity and attractive valuations. The investment process incorporates three types of investment research: financial screening, fundamental analysis, and accounting validation. Lazard is a subsidiary of Lazard Freres & Co. LLC and has advised a portion of the fund since 2006.

The board concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.

Investment performance
The board considered the short- and long-term performance of the fund and each advisor, including any periods of outperformance or underperformance relative to a benchmark index and peer group. The board concluded that the performance was such that the advisory arrangements should continue. Information about the fund’s most recent performance can be found in the Performance Summary section of this report.

Cost
The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also well below the peer-group average. Information about the fund’s expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section, which also includes information about the fund’s advisory fee rate.

The board did not consider profitability of ARGA, Edinburgh Partners, or Lazard in determining whether to approve the advisory fees, because the firms are independent of Vanguard, and the advisory fees are the result of arm’s-length negotiations.

The benefit of economies of scale
The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the advisory fee schedule for ARGA, Edinburgh Partners, and Lazard. The breakpoints reduce the effective rate of the fee as the fund’s assets managed by each advisor increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Benchmark Information

Spliced International Index: MSCI EAFE Index through May 31, 2010; MSCI All Country World Index ex USA thereafter.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 178 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2] Principal
F. William McNabb III	Occupation(s) During the Past Five Years and Other
Born 1957. Trustee Since July 2009. Chairman of	Experience: Chairman and Chief Executive Officer
the Board. Principal Occupation(s) During the Past	(retired 2009) and President (2006–2008) of
Five Years and Other Experience: Chairman of the	Rohm and Haas Co. (chemicals); Director of Tyco
Board of The Vanguard Group, Inc., and of each of	International PLC (diversified manufacturing and
the investment companies served by The Vanguard	services), Hewlett-Packard Co. (electronic computer
Group, since January 2010; Director of The Vanguard	manufacturing), and Delphi Automotive PLC
Group since 2008; Chief Executive Officer and	(automotive components); Senior Advisor at New
President of The Vanguard Group, and of each of	Mountain Capital.
the investment companies served by The Vanguard
Group, since 2008; Director of Vanguard Marketing	Amy Gutmann
Corporation; Managing Director of The Vanguard	Born 1949. Trustee Since June 2006. Principal
Group (1995–2008).	Occupation(s) During the Past Five Years and
Other Experience: President of the University of
IndependentTrustees	Pennsylvania; Christopher H. Browne Distinguished
Professor of Political Science, School of Arts and
Emerson U. Fullwood	Sciences, and Professor of Communication, Annenberg
Born 1948. Trustee Since January 2008. Principal	School for Communication, with secondary faculty
Occupation(s) During the Past Five Years and	appointments in the Department of Philosophy, School
Other Experience: Executive Chief Staff and	of Arts and Sciences, and at the Graduate School of
Marketing Officer for North America and Corporate	Education, University of Pennsylvania; Trustee of the
Vice President (retired 2008) of Xerox Corporation	National Constitution Center; Chair of the Presidential
(document management products and services);	Commission for the Study of Bioethical Issues.
Executive in Residence and 2009–2010 Distinguished
Minett Professor at the Rochester Institute of	JoAnn Heffernan Heisen
Technology; Director of SPX Corporation (multi-industry	Born 1950. Trustee Since July 1998. Principal
manufacturing), the United Way of Rochester,	Occupation(s) During the Past Five Years and Other
Amerigroup Corporation (managed health care), the	Experience: Corporate Vice President and Chief
University of Rochester Medical Center, Monroe	Global Diversity Officer (retired 2008) and Member
Community College Foundation, and North Carolina	of the Executive Committee (1997–2008) of Johnson
A&T University.	& Johnson (pharmaceuticals/medical devices/
consumer products); Director of Skytop Lodge
Corporation (hotels), the University Medical Center
at Princeton, the Robert Wood Johnson Foundation,
and the Center for Talent Innovation; Member of
the Advisory Board of the Institute for Women’s
Leadership at Rutgers University.

F. Joseph Loughrey	Executive Officers
Born 1949. Trustee Since October 2009. Principal
Occupation(s) During the Past Five Years and Other	Glenn Booraem
Experience: President and Chief Operating Officer	Born 1967. Controller Since July 2010. Principal
(retired 2009) of Cummins Inc. (industrial machinery);	Occupation(s) During the Past Five Years and Other
Chairman of the Board of Hillenbrand, Inc. (specialized	Experience: Principal of The Vanguard Group, Inc.;
consumer services), and of Oxfam America; Director	Controller of each of the investment companies served
of SKF AB (industrial machinery), Hyster-Yale Materials	by The Vanguard Group; Assistant Controller of each of
Handling, Inc. (forklift trucks), the Lumina Foundation	the investment companies served by The Vanguard
for Education, and the V Foundation for Cancer	Group (2001–2010).
Research; Member of the Advisory Council for the
College of Arts and Letters and of the Advisory Board	Thomas J. Higgins
to the Kellogg Institute for International Studies, both	Born 1957. Chief Financial Officer Since September
at the University of Notre Dame.	2008. Principal Occupation(s) During the Past Five
Years and Other Experience: Principal of The Vanguard
Mark Loughridge	Group, Inc.; Chief Financial Officer of each of the
Born 1953. Trustee Since March 2012. Principal	investment companies served by The Vanguard Group;
Occupation(s) During the Past Five Years and Other	Treasurer of each of the investment companies served
Experience: Senior Vice President and Chief Financial	by The Vanguard Group (1998–2008).
Officer (retired 2013) at IBM (information technology
services); Fiduciary Member of IBM’s Retirement Plan	Kathryn J. Hyatt
Committee (2004–2013); Director of the Dow Chemical	Born 1955. Treasurer Since November 2008. Principal
Company; Member of the Council on Chicago Booth.	Occupation(s) During the Past Five Years and Other
Experience: Principal of The Vanguard Group, Inc.;
Scott C. Malpass	Treasurer of each of the investment companies served
Born 1962. Trustee Since March 2012. Principal	by The Vanguard Group; Assistant Treasurer of each of
Occupation(s) During the Past Five Years and Other	the investment companies served by The Vanguard
Experience: Chief Investment Officer and Vice	Group (1988–2008).
President at the University of Notre Dame; Assistant
Professor of Finance at the Mendoza College of	Heidi Stam
Business at Notre Dame; Member of the Notre Dame	Born 1956. Secretary Since July 2005. Principal
403(b) Investment Committee; Board Member of	Occupation(s) During the Past Five Years and Other
TIFF Advisory Services, Inc., and Catholic Investment	Experience: Managing Director of The Vanguard
Services, Inc. (investment advisors); Member of	Group, Inc.; General Counsel of The Vanguard Group;
the Investment Advisory Committee of Major	Secretary of The Vanguard Group and of each of the
League Baseball.	investment companies served by The Vanguard Group;
Director and Senior Vice President of Vanguard
André F. Perold	Marketing Corporation.
Born 1952. Trustee Since December 2004. Principal
Occupation(s) During the Past Five Years and Other	Vanguard Senior ManagementTeam
Experience: George Gund Professor of Finance and
Banking, Emeritus at the Harvard Business School	Mortimer J. Buckley	Chris D. McIsaac
(retired 2011); Chief Investment Officer and Managing	Kathleen C. Gubanich	Michael S. Miller
Partner of HighVista Strategies LLC (private investment	Paul A. Heller	James M. Norris
firm); Director of Rand Merchant Bank; Overseer of	Martha G. King	Glenn W. Reed
the Museum of Fine Arts Boston.	John T. Marcante

Peter F. Volanakis	Chairman Emeritus and Senior Advisor
Born 1955. Trustee Since July 2009. Principal
Occupation(s) During the Past Five Years and Other	John J. Brennan
Experience: President and Chief Operating Officer	Chairman, 1996–2009
(retired 2010) of Corning Incorporated (communications	Chief Executive Officer and President, 1996–2008
equipment); Trustee of Colby-Sawyer College;
Member of the Advisory Board of the Norris Cotton	Founder
Cancer Center and of the Advisory Board of the
Parthenon Group (strategy consulting).	John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

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Direct Investor Account Services > 800-662-2739
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Text Telephone for People
Who Are Deaf or Hard of Hearing> 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2015 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q462 062015

Item 2: Code of Ethics.

Not Applicable.

Item 3: Audit Committee Financial Expert.

Not Applicable.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Not Applicable.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD TRUSTEES’ EQUITY FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: June 18, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD TRUSTEES’ EQUITY FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: June 18, 2015

VANGUARD TRUSTEES’ EQUITY FUND

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: June 18, 2015

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.